UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07896
GAMCO Global Series Funds, Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The GAMCO Global Convertible Securities Fund
Semi-Annual Report
June 30, 2009
To Our Shareholders,
     During the second quarter of 2009, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Convertible Securities Fund (the “Fund”) was up 6.8% while the Merrill Lynch Global 300 Convertible Index rose 16.6% and the Morgan Stanley Capital International (“MSCI”) World Free Index increased 20.8%. For the six month period ended June 30, 2009, the Fund’s NAV was up 18.0% versus rises of 16.1% and 6.4% for the Merrill Lynch Global 300 Convertible Index and the MSCI World Free Index, respectively.
     Enclosed are the financial statements and the investment portfolio as of June 30, 2009.
Comparative Results
Average Annual Returns through June 30, 2009 (a)

													Since
			Year to										Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year		(2/3/94)
GAMCO Global Convertible Securities Fund Class AAA	6.78%		18.00%		(28.02)%		(10.40)%		(2.93)%		(0.10)%		2.93%
Merrill Lynch Global 300 Convertible Index	16.56		16.05		(12.68)		(0.01)		2.77		3.61		N/A *
MSCI World Free Index	20.75		6.35		(29.50)		(8.02)		0.03		(0.84)		4.38
Class A	7.14		17.93		(27.79)		(10.36)		(2.91)		(0.08)		2.94
	0.98	(b)	11.15	(b)	(31.95	)(b)	(12.11	)(b)	(4.05	)(b)	(0.66	)(b)	2.55 (b)
Class B	6.84		17.72		(28.30)		(11.00)		(3.62)		(0.69)		2.53
	1.84	(c)	12.72	(c)	(31.89	)(c)	(11.90	)(c)	(4.01	)(c)	(0.69)		2.53
Class C	6.84		17.50		(28.40)		(11.07)		(3.67)		(0.65)		2.56
	5.84	(d)	16.50	(d)	(29.11	)(d)	(11.07)		(3.67)		(0.65)		2.56
Class I	7.18		18.44		(27.48)		(10.18)		(2.79)		(0.03)		2.98

In the current prospectus, the gross expense ratios for Class AAA, A, B, C, and I Shares are 3.38%, 3.38%, 4.13%, 4.13%, and 3.13%, respectively. The net expense ratios in the current prospectus for these share classes are 2.02%, 2.02%, 2.77%, 2.77%, and 1.77%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on May 2, 2001, March 28, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Merrill Lynch Global 300 Convertible Index and the Morgan Stanley Capital International (“MSCI”) World Free Index are unmanaged indicators of investment performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

*	There is no data available for the Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Global Convertible Securities Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2009 through June 30, 2009	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/09	06/30/09	Ratio	Period*

The GAMCO Global Convertible Securities Fund

Actual Fund Return
Class AAA	$1,000.00	$1,180.00	2.09%	$11.30
Class A	$1,000.00	$1,179.30	2.09%	$11.29
Class B	$1,000.00	$1,177.20	2.84%	$15.33
Class C	$1,000.00	$1,175.00	2.84%	$15.32
Class I	$1,000.00	$1,184.40	1.84%	$9.97

Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.43	2.09%	$10.44
Class A	$1,000.00	$1,014.43	2.09%	$10.44
Class B	$1,000.00	$1,010.71	2.84%	$14.16
Class C	$1,000.00	$1,010.71	2.84%	$14.16
Class I	$1,000.00	$1,015.67	1.84%	$9.20

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of June 30, 2009:
The GAMCO Global Convertible Securities Fund

Energy and Utilities	18.9%
Metals and Mining	18.1%
Health Care	12.9%
Hotels and Gaming	9.0%
Telecommunications	7.2%
Computer Hardware	6.7%
Entertainment	5.2%
Consumer Products	4.9%
Business Services	4.1%
Commercial Services	2.9%
Computer Software and Services	2.8%
Equipment and Supplies	2.8%
Financial Services	2.1%
Specialty Chemicals	1.9%
Electronics	1.9%
Automotive: Parts and Accessories	1.5%
Aviation	0.8%
Broadcasting	0.5%
Other Assets and Liabilities (Net)	(4.2)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The GAMCO Global Convertible Securities Fund
Schedule of Investments — June 30, 2009 (Unaudited)

Principal				Market
Amount			Cost	Value
		CONVERTIBLE CORPORATE BONDS — 92.0%
		Automotive: Parts and Accessories — 1.5%
$50,000		Johnson Controls Inc., Cv., 6.500%, 09/30/12	$50,349	$101,000

		Aviation — 0.8%
50,000		Textron Inc., Ser. TXT, Cv., 4.500%, 05/01/13	50,000	50,375

		Broadcasting — 0.4%
400,000		Citadel Broadcasting Corp., Sub. Deb. Cv., (STEP), 8.000%, 02/15/11	338,710	28,000

		Business Services — 4.1%
100,000		Akamai Technologies Inc., Cv., 1.000%, 12/15/33	221,366	133,500
150,000		The Interpublic Group of Companies Inc., Cv., 4.250%, 03/15/23	135,928	133,875

			357,294	267,375

		Commercial Services — 2.9%
300,000		Providence Service Corp., Sub. Deb. Cv., 6.500%, 05/15/14	265,270	192,000

		Computer Hardware — 6.7%
700,000		SanDisk Corp., Cv., 1.000%, 05/15/13	452,434	442,750

		Consumer Products — 4.9%
250,000		Eastman Kodak Co., Cv., 3.375%, 10/15/33	205,473	202,500
200,000	(a)	Givaudan Nederland Finance BV, Cv., 5.375%, 03/01/10	166,611	122,181

			372,084	324,681

		Electronics — 1.9%
200,000		Advanced Micro Devices Inc., Cv., 5.750%, 08/15/12	157,246	124,000

		Energy and Utilities — 17.0%
200,000		Cameron International Corp., Cv., 2.500%, 06/15/26	340,592	228,250
350,000		Covanta Holding Corp., Cv., 3.250%, 06/01/14 (b)	350,000	380,187
300,000		Ja Solar Holdings Co., Ltd., Cv., 4.500%, 05/15/13	285,389	226,500
300,000		Transocean Ltd., Ser. A, Cv., 1.625%, 12/15/37	345,568	285,000

			1,321,549	1,119,937

		Entertainment — 5.2%
300,000		Macrovision Corp., Cv., 2.625%, 08/15/11	284,482	290,250
50,000		Take-Two Interactive Software Inc., Cv., 4.375%, 06/01/14	50,000	54,437

			334,482	344,687

		Equipment and Supplies — 2.8%
200,000		Danaher Corp., Cv., Zero Coupon, 01/22/21	235,688	183,500

		Financial Services — 2.1%
400,000		CompuCredit Corp., Cv., 3.625%, 05/30/25	302,037	138,000

		Health Care — 10.3%
200,000		Cephalon Inc., Ser. B, Sub. Deb. Cv., Zero Coupon, 06/15/33	238,849	218,500
400,000		Chemed Corp., Cv., 1.875%, 05/15/14	352,205	301,500
100,000		Kinetic Concepts Inc., Cv., 3.250%, 04/15/15	76,828	78,375
100,000		Kinetic Concepts Inc., Cv., 3.250%, 04/15/15 (b)	79,063	78,375

			746,945	676,750

		Hotels and Gaming — 9.0%
600,000		International Game Technology, Cv., 2.600%, 12/15/36	587,203	595,500

		Metals and Mining — 13.3%
100,000		Alcoa Inc., Cv., 5.250%, 03/15/14	100,000	175,625
200,000		Kinross Gold Corp., Cv., 1.750%, 03/15/28 (b)	202,389	185,500
250,000		Newmont Mining Corp., Cv., 1.625%, 07/15/17	325,539	262,813
300,000		Vedanta Finance Jersey Ltd., Cv., 4.600%, 02/21/26	443,703	249,000

			1,071,631	872,938

		Specialty Chemicals — 1.9%
250,000		Ferro Corp., Cv., 6.500%, 08/15/13	114,784	127,500

See accompanying notes to financial statements.

4

The GAMCO Global Convertible Securities Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

Principal				Market
Amount			Cost	Value
		CONVERTIBLE CORPORATE BONDS (Continued)
		Telecommunications — 7.2%
$50,000		American Tower Corp., Cv., 5.000%, 02/15/10	$48,603	$50,313
250,000		Level 3 Communications Inc., Cv., 2.875%, 07/15/10	239,279	235,000
20,000,000	(c)	Softbank Corp., Cv., 1.500%, 03/31/13	231,016	189,549

			518,898	474,862

		TOTAL CONVERTIBLE CORPORATE BONDS	7,276,604	6,063,855

		CORPORATE BONDS — 1.9%
		Energy and Utilities — 1.9%
200,000		Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP), 10.250%, 11/01/15	108,794	125,500

Shares
		CONVERTIBLE PREFERRED STOCKS — 4.9%
		Broadcasting — 0.1%
3,000		Emmis Communications Corp., 6.250% Cv. Pfd., Ser. A	24,177	4,170

		Metals and Mining — 4.8%
4,000		Freeport-McMoRan Copper & Gold Inc., 6.750% Cv. Pfd	509,603	317,720

		TOTAL CONVERTIBLE PREFERRED STOCKS	533,780	321,890

		COMMON STOCKS — 5.4%
		Computer Software and Services — 2.8%
20,000		Sun Microsystems Inc.†	185,500	184,400

		Health Care — 2.6%
4,000		Cougar Biotechnology Inc.†	171,595	171,840

		TOTAL COMMON STOCKS	357,095	356,240

		TOTAL INVESTMENTS — 104.2%	$8,276,273	6,867,485

		Other Assets and Liabilities (Net) — (4.2)%		(273,648)

		NET ASSETS — 100.0%		$6,593,837

(a)	Principal amount denoted in Swiss Francs.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the market value of Rule 144A securities amounted to $644,062 or 9.77% of net assets.

(c)	Principal amount denoted in Japanese Yen.

†	Non-income producing security.

STEP	Step coupon bond. The rate disclosed is that in effect at June 30, 2009.

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	84.4%	$5,795,255
Europe	5.4	371,181
Latin America	4.1	285,000
Asia Pacific	3.3	226,500
Japan	2.8	189,549

	100.0%	$6,867,485

See accompanying notes to financial statements.

5

The GAMCO Global Convertible Securities Fund
Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Assets:
Investments, at value (cost $8,276,273)	$6,867,485
Foreign currency, at value (cost $4)	4
Receivable for investments sold	61,021
Receivable for Fund shares sold	1,046
Receivable from Adviser	3,850
Dividends and interest receivable	62,544
Prepaid expenses	15,372

Total Assets	7,011,322

Liabilities:
Payable to custodian	69,019
Payable for Fund shares redeemed	299,774
Payable for distribution fees	1,585
Payable for legal and audit fees	21,370
Other accrued expenses	25,737

Total Liabilities	417,485

Net Assets applicable to 2,190,608 shares outstanding	$6,593,837

Net Assets Consist of:
Paid-in capital, each class at $0.001 par value	$10,133,037
Accumulated distributions in excess of net investment income	(36,762)
Accumulated net realized loss on investments and foreign currency transactions	(2,093,761)
Net unrealized depreciation on investments	(1,408,788)
Net unrealized appreciation on foreign currency translations	111

Net Assets	$6,593,837

Shares of Capital Stock:
Class AAA:
Net Asset Value, offering, and redemption price per share ($6,123,616 ÷ 2,031,426 shares outstanding; 75,000,000 shares authorized)	$3.01

Class A:
Net Asset Value and redemption price per share ($304,863 ÷ 100,966 shares outstanding; 50,000,000 shares authorized)	$3.02

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$3.20

Class B:
Net Asset Value and offering price per share ($1,284 ÷ 474 shares outstanding; 25,000,000 shares authorized)	$2.71 (a)

Class C:
Net Asset Value and offering price per share ($111,011 ÷ 40,201 shares outstanding; 25,000,000 shares authorized)	$2.76 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($53,063 ÷ 17,541 shares outstanding; 25,000,000 shares authorized)	$3.03

(a) Redemption price varies based on the length of time held. Statement of Operations For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $154)	$7,478
Interest	187,603

Total Investment Income	195,081

Expenses:
Investment advisory fees	31,497
Distribution fees – Class AAA	7,384
Distribution fees – Class A	308
Distribution fees – Class B	15
Distribution fees – Class C	515
Custodian fees	16,383
Shareholder communications expenses	15,110
Legal and audit fees	14,497
Registration expenses	11,217
Shareholder services fees	10,226
Tax expenses	2,788
Directors’ fees	471
Interest expense	127
Miscellaneous expenses	4,311

Total Expenses	114,849
Less: Expense reimbursement (See Note 3)	(48,592)

Net Expenses	66,257

Net Investment Income	128,824

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(410,355)
Net realized loss on foreign currency transactions	(50)

Net realized loss on investments and foreign currency transactions	(410,405)

Net change in unrealized appreciation/ depreciation on investments	1,302,977
Net change in unrealized appreciation/ depreciation on foreign currency translations	(40)

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	1,302,937

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	892,532

Net Increase in Net Assets Resulting from Operations	$1,021,356

See accompanying notes to financial statements.

6

The GAMCO Global Convertible Securities Fund
Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
Operations:
Net investment income	$128,824		$136,145
Net realized loss on investments and foreign currency transactions	(410,405)		(1,349,084)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,302,937		(2,307,238)

Net Increase/(Decrease) in Net Assets Resulting from Operations	1,021,356		(3,520,177)

Distributions to Shareholders:
Net investment income
Class AAA	(186,747	)*	(197,833)
Class A	(7,265	)*	(7,065)
Class B	(65	)*	(482)
Class C	(2,841	)*	(2,027)
Class I	(1,280	)*	(1,348)

Total Distributions to Shareholders	(198,198)		(208,755)

Capital Share Transactions:
Class AAA	1,347,111		(1,772,190)
Class A	78,172		285,955
Class B	(2,945)		(27,015)
Class C	11,289		35,150
Class I	18,980		51,134

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	1,452,607		(1,426,966)

Redemption Fees	3,212		348

Net Increase/(Decrease) in Net Assets	2,278,977		(5,155,550)

Net Assets:
Beginning of period	4,314,860		9,470,410

End of period (including undistributed net investment income of $0 and $32,612, respectively)	$6,593,837		$4,314,860

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
See accompanying notes to financial statements.

7

The GAMCO Global Convertible Securities Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

		Income																			Ratios to Average
		from Investment Operations			Distributions																Net Assets/Supplemental Data
			Net
	Net Asset	Net	Realized and	Total			Net										Net Asset			Net Assets	Net		Operating		Operating
Period	Value,	Investment	Unrealized	from	Net		Realized			Return							Value,			End of	Investment		Expenses		Expenses		Portfolio
Ended	Beginning	Income	Gain (Loss) on	Investment	Investment		Gain on			of			Total		Redemption		End of	Total		Period	Income		Before		Net of		Turnover
December 31,	of Period	(Loss)(a)	Investments	Operations	Income		Investments			Capital			Distributions		Fees(a)		Period	Return†		(in 000’s)	(Loss)		Reimbursement		Reimbursement(b)		Rate††
Class AAA
2009(c) 2008 2007 2006 2005 2004	$2.62 4.77 5.48 6.22 6.26 6.77	$0.06 0.08 (0.04 0.08 0.04 0.07)	$0.41 (2.11 0.16 0.44 0.40 0.62)	$0.47 (2.03 0.12 0.52 0.44 0.69)	$(0.08 (0.12 (0.19 (0.10 (0.17 (0.12	) ) ) ) ) )	$	— — (0.51 (1.16 (0.32 (0.38	) ) ) )	$	— — (0.13 — — (0.70	) )	$(0.08 (0.12 (0.83 (1.26 (0.49 (1.20	) ) ) ) ) )	$0.00 0.00 0.00 0.00 0.01 0.00	(d) (d) (d) (d) (d)	$3.01 2.62 4.77 5.48 6.22 6.26	18.0 (43.2 2.1 8.4 8.0 11.7	% )	$6,124 4,000 9,294 10,691 13,781 20,350	4.12 1.88 (0.70 1.21 0.63 1.06	%(e) )	3.63 3.38 2.46 2.14 2.11 2.06	%(e)	2.09 2.02 2.12 2.03 2.03 2.01	%(e) (f) (f) (f) (f)	33 110 141 130 58 60%
Class A
2009(c) 2008	$2.63 4.78	$0.05 0.10	$0.42 (2.13)	$0.47 (2.03)	$(0.08 (0.12	) )		— —			— —		$(0.08 (0.12	) )	$0.00 0.00	(d) (d)	$3.02 2.63	17.9 (43.1	% )	$305 196	3.77 2.78	%(e)	3.63 3.38	%(e)	2.09 2.02	%(e) (f)	33 110%
2007	5.49	(0.04)	0.16	0.12	(0.19)			$(0.51)			$(0.13)		(0.83)		0.00	(d)	4.78	2.1		57	(0.69)		2.45		2.12	(f)	141
2006	6.23	0.08	0.44	0.52	(0.10)			(1.16)			—		(1.26)		0.00	(d)	5.49	8.4		49	1.24		2.14		2.03	(f)	130
2005	6.26	0.04	0.41	0.45	(0.17)			(0.32)			—		(0.49)		0.01		6.23	8.2		93	0.68		2.06		2.04	(f)	58
2004	6.77	0.09	0.60	0.69	(0.11)			(0.36)			(0.73)		(1.20)		0.00	(d)	6.26	11.6		598	1.41		2.06		2.01		60
Class B
2009(c)	$2.36	$0.05	$0.37	$0.42	$(0.07)			—			—		$(0.07)		$0.00	(d)	$2.71	17.7%		$1	3.85	%(e)	4.38	%(e)	2.84	%(e)	33%
2008	4.34	0.02	(1.88)	(1.86)	(0.12)			—			—		(0.12)		0.00	(d)	2.36	(43.6)		4	0.56		4.13		2.77	(f)	110
2007	5.10	(0.08)	0.15	0.07	(0.19)			$(0.51)			$(0.13)		(0.83)		0.00	(d)	4.34	1.3		37	(1.49)		3.21		2.87	(f)	141
2006	5.91	0.03	0.42	0.45	(0.10)			(1.16)			—		(1.26)		0.00	(d)	5.10	7.6		42	0.47		2.89		2.78	(f)	130
2005	6.01	(0.01)	0.39	0.38	(0.17)			(0.32)			—		(0.49)		0.01		5.91	7.3		73	(0.13)		2.84		2.78	(f)	58
2004	6.59	0.03	0.59	0.62	(0.10)			(0.34)			(0.76)		(1.20)		0.00	(d)	6.01	10.8		133	0.45		2.81		2.76		60
Class C
2009(c)	$2.41	$0.04	$0.38	$0.42	$(0.07)			—			—		$(0.07)		$0.00	(d)	$2.76	17.5%		$111	3.04	%(e)	4.38	%(e)	2.84	%(e)	33%
2008	4.43	0.04	(1.94)	(1.90)	(0.12)			—			—		(0.12)		0.00	(d)	2.41	(43.6)		86	1.11		4.13		2.77	(f)	110
2007	5.19	(0.09)	0.16	0.07	(0.19)			$(0.51)			$(0.13)		(0.83)		0.00	(d)	4.43	1.2		82	(1.65)		3.19		2.87	(f)	141
2006	5.99	0.04	0.42	0.46	(0.10)			(1.16)			—		(1.26)		0.00	(d)	5.19	7.8		164	0.57		2.90		2.78	(f)	130
2005	6.09	0.00 (d)	0.38	0.38	(0.17)			(0.32)			—		(0.49)		0.01		5.99	7.2		145	(0.01)		2.91		2.78	(f)	58
2004	6.66	0.03	0.60	0.63	(0.10)			(0.34)			(0.76)		(1.20)		0.00	(d)	6.09	10.9		95	0.44		2.81		2.76		60
Class I
2009(c)	$2.63	$0.06	$0.42	$0.48	$(0.08)			—			—		$(0.08)		$0.00	(d)	$3.03	18.4%		$53	4.04	%(e)	3.38	%(e)	1.84	%(e)	33%
2008(g)	4.62	0.08	(1.95)	(1.87)	(0.12)			—			—		(0.12)		0.00	(d)	2.63	(41.2)		29	2.14	(e)	3.13	(e)	1.77	%(e)(f)	110

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2004 would have been 61%. The portfolio turnover rate for the years ended 2007, 2006, and 2005 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	The Fund incurred interest expense during the years ended December 31, 2008, 2007, 2006, 2005, and 2004. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.00%, 2.00%, 2.00%, and 2.00% (Class AAA and Class A), 2.75%, 2.75%, 2.75%, 2.75%, and 2.75% (Class B and Class C), and 1.75% (Class I) respectively. For the six months ended June 30, 2009, the effect of interest expense was minimal.

(c)	For the six months ended June 30, 2009, unaudited.

(d)	Amount represents less than $0.005 per share.

(e)	Annualized.

(f)	The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the years ended December 31, 2006 and 2005 would have been 2.02% and 2.03% (Class AAA), 2.02% and 2.03% (Class A), 2.77% and 2.78% (Class B), 2.77% and 2.78% (Class C), respectively. For the years ended December 31, 2008 and 2007, the effect of the custodian fee credits was minimal. For the six months ended June 30, 2009 and the year ended December 31, 2004, there were no custodian fee credits.

(g)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.
See accompanying notes to financial statements.

8

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Unaudited)
1. Organization. The GAMCO Global Convertible Securities Fund (the “Fund”), a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is to obtain a high level of total return through a combination of income and capital appreciation. The Fund commenced investment operations on February 3, 1994.
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

9

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued) (Unaudited)
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of June 30, 2009 is as follows:

	Valuation Inputs
		Level 2 - Other Significant	Total Market Value
	Level 1 - Quoted Prices	Observable Inputs	at 6/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds	$192,000	$5,871,855	$6,063,855
Corporate Bonds	—	125,500	125,500
Convertible Preferred Stocks (a)	321,890	—	321,890
Common Stocks (a)	356,240	—	356,240

TOTAL INVESTMENTS IN SECURITIES	$870,130	$5,997,355	$6,867,485

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.
There were no Level 3 investments held at December 31, 2008 or June 30, 2009.
Derivative Financial Instruments.
The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.
The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

10

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued) (Unaudited)
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2009, there were no open futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2009, there were no open forward foreign exchange contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2009, there were no open repurchase agreements.

11

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued) (Unaudited)
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an

12

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued) (Unaudited)
overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund and timing differences. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
The tax character of distributions paid during the year ended December 31, 2008 was as follows:

Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$208,755

Total distributions paid	$208,755

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $1,682,742, which are available to reduce future required distributions of net capital gains to shareholders through 2016.
The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at June 30, 2009:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$8,318,727	$207,577	$(1,658,819)	$(1,451,242)

13

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued) (Unaudited)
Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
3. Investment Advisory Agreement and Other Transactions. The Fund has an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. The Adviser has voluntarily agreed to waive the investment advisory fee of the Fund to the extent necessary to maintain the annualized total net operating expenses (exclusive of brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% of average daily net assets for Class AAA, Class A, Class B, Class C, and Class I, respectively. For the six months ended June 30, 2009, the Adviser reimbursed the Fund in the amount of $48,592. Such amount is not recoverable in future years.
If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2009, other than short-term securities and U.S. Government obligations, aggregated $3,691,044 and $1,675,738, respectively.
6. Transactions with Affiliates. During the six months ended June 30, 2009, the Fund paid brokerage commissions on security trades of $610 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $165 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

14

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued) (Unaudited)
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. The Adviser did not seek a reimbursement during the six months ended June 30, 2009.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of Fed Funds plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2009, borrowings outstanding under the line of credit amounted to $70,000.
The average daily amount of borrowings outstanding under the line of credit in during the six months ended June 30, 2009 was $12,923 with a weighted average interest rate of 1.22%. The maximum amount borrowed at any time during the six months ended June 30, 2009 was $379,000.
8. Capital Stock. The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a front-end sales charge only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2009 and the year ended December 31, 2008 amounted to $3,212, and $348, respectively.
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

15

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued) (Unaudited)
Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount
	Class AAA		Class AAA
Shares sold	1,758,194	$5,048,411	104,223	$403,685
Shares issued upon reinvestment of distributions	58,999	175,380	48,768	178,477
Shares redeemed	(1,309,754)	(3,876,680)	(575,938)	(2,354,352)

Net increase/(decrease)	507,439	$1,347,111	(422,947)	$(1,772,190)

	Class A		Class A

Shares sold	26,493	$78,457	62,919	$287,520
Shares issued upon reinvestment of distributions	732	2,216	369	1,337
Shares redeemed	(813)	(2,501)	(724)	(2,902)

Net increase	26,412	$78,172	62,564	$285,955

	Class B		Class B

Shares issued upon reinvestment of distributions	25	$65	100	$361
Shares redeemed	(1,130)	(3,010)	(7,147)	(27,376)

Net decrease	(1,105)	$(2,945)	(7,047)	$(27,015)

	Class C		Class C

Shares sold	14,808	$39,341	25,866	$63,487
Shares issued upon reinvestment of distributions	273	745	246	859
Shares redeemed	(10,579)	(28,797)	(8,853)	(29,196)

Net increase	4,502	$11,289	17,259	$35,150

	Class I		Class I*

Shares sold	7,326	$21,814	13,028	$59,870
Shares issued upon reinvestment of distributions	426	1,280	369	1,348
Shares redeemed	(1,309)	(4,114)	(2,299)	(10,084)

Net increase	6,443	$18,980	11,098	$51,134

*	From the commencement of offering Class I Shares on January 11, 2008.
9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

16

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued) (Unaudited)
10. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan being developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact of all subsequent events on the Fund through August 25, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities – market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY
GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages, organic living, and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

GAMCO Global Series Funds, Inc.
The GAMCO Global Convertible Securities Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America

Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The GAMCO Global Convertible Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB441Q209SR
GAMCO
The
GAMCO
Global
Convertible
Securities
Fund
SEMI ANNUAL REPORT
JUNE 30, 2009

The GAMCO Global Growth Fund
Semi-Annual Report
June 30, 2009
To Our Shareholders,
     During the second quarter of 2009, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Growth Fund (the “Fund”) was up 21.1%, while the Morgan Stanley Capital International All Country (“MSCI AC”) World Free Index and the Lipper Global Multi-Cap Core Fund Average rose 22.5% and 20.2%, respectively. For the six month period ended June 30, 2009, the Fund’s NAV per share was up 16.1% versus increases of 9.6% and 7.7% for the MSCI AC World Free Index and the Lipper Global Multi-Cap Core Fund Average, respectively.
     Enclosed are the financial statements and the investment portfolio as of June 30, 2009.
Comparative Results
Average Annual Returns through June 30, 2009 (a)

													Since
			Year to										Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year		(2/7/94)
GAMCO Global Growth Fund Class AAA	21.13%		16.10%		(30.28)%		(6.05)%		1.88%		(1.72)%		7.14%
MSCI AC World Free Index	22.54		9.59		(28.86)		(6.54)		1.58		0.21		4.91
Lipper Global Multi-Cap Core Fund Average	20.17		7.65		(27.57)		(7.96)		(0.29)		1.66		4.33
Class A	21.12		16.16		(30.26)		(6.05)		1.89		(1.71)		7.15
	14.15	(b)	9.48	(b)	(34.27	)(b)	(7.89	)(b)	0.69	(b)	(2.29	)(b)	6.74 (b)
Class B	20.82		15.72		(30.83)		(6.78)		1.11		(2.37)		6.68
	15.82	(c)	10.72	(c)	(34.29	)(c)	(7.72	)(c)	0.72	(c)	(2.37)		6.68
Class C	20.90		15.69		(30.81)		(6.75)		1.11		(2.40)		6.66
	19.90	(d)	14.69	(d)	(31.50	)(d)	(6.75)		1.11		(2.40)		6.66
Class I	21.22		16.32		(30.07)		(5.91)		1.98		(1.68)		7.17

In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.82%, 1.82%, 2.57%, 2.57%, and 1.57%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on March 2, 2000, May 5, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The MSCI AC World Free Index is an unmanaged indicator of stock market performance, while the Lipper Global Multi-Cap Core Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Global Growth Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2009 through June 30, 2009	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/09	06/30/09	Ratio	Period*

The GAMCO Global Growth Fund

Actual Fund Return
Class AAA	$1,000.00	$1,161.00	2.12%	$11.36
Class A	$1,000.00	$1,161.60	2.12%	$11.36
Class B	$1,000.00	$1,157.20	2.87%	$15.35
Class C	$1,000.00	$1,156.90	2.87%	$15.35
Class I	$1,000.00	$1,163.20	1.87%	$10.03

Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.28	2.12%	$10.59
Class A	$1,000.00	$1,014.28	2.12%	$10.59
Class B	$1,000.00	$1,010.56	2.87%	$14.31
Class C	$1,000.00	$1,010.56	2.87%	$14.31
Class I	$1,000.00	$1,015.52	1.87%	$9.35

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of June 30, 2009:
The GAMCO Global Growth Fund

Financials	16.8%
Information Technology	16.6%
Industrials	14.9%
Energy	14.3%
Materials	13.6%
Consumer Discretionary	7.5%
Health Care	7.4%
Consumer Staples	6.8%
Utilities	1.5%
U.S. Government Obligations	0.6%
Other Assets and Liabilities (Net)	0.0%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The GAMCO Global Growth Fund
Schedule of Investments — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 99.4%
	FINANCIALS — 16.8%
3,000	BlackRock Inc.	$345,142	$526,260
1,533	China Life Insurance Co. Ltd., ADR	35,142	84,990
24,000	Janus Capital Group Inc.	560,519	273,600
14,400	Julius Baer Holding Ltd. AG	638,900	560,048
16,000	Northern Trust Corp.	699,678	858,880
17,300	Schroders plc	253,505	234,085
70,000	Standard Chartered plc	1,061,563	1,316,210
43,600	State Street Corp.	1,647,128	2,057,920
5,000	T. Rowe Price Group Inc.	155,209	208,350
62,000	The Bank of New York Mellon Corp.	1,776,702	1,817,220
75,000	The Charles Schwab Corp.	1,390,707	1,315,500
5,000	The Goldman Sachs Group Inc.	362,477	737,200

	TOTAL FINANCIALS	8,926,672	9,990,263

	INFORMATION TECHNOLOGY — 16.6%
9,000	Adobe Systems Inc.†	317,510	254,700
6,700	Apple Inc.†	921,021	954,281
5,500	Canon Inc.	302,383	179,652
10,700	Cisco Systems Inc.†	329,485	199,448
18,000	Corning Inc.	470,096	289,080
11,000	FLIR Systems Inc.†	460,221	248,160
4,400	Google Inc., Cl. A†	1,576,612	1,854,996
10,600	Harris Corp.	610,190	300,616
13,000	Intel Corp.	298,727	215,150
3,300	International Business Machines Corp.	388,646	344,586
3,800	Keyence Corp.	707,331	774,170
7,500	MasterCard Inc., Cl. A	1,585,097	1,254,825
25,000	Microsoft Corp.	722,899	594,250
600	Nintendo Co. Ltd.	185,930	166,053
10,000	QUALCOMM Inc.	358,883	452,000
12,200	Research In Motion Ltd.†	1,378,860	866,810
14,000	Trimble Navigation Ltd.†	526,724	274,820
10,000	Visa Inc., Cl. A	630,430	622,600

	TOTAL INFORMATION TECHNOLOGY	11,771,045	9,846,197

	INDUSTRIALS — 14.9%
15,000	ABB Ltd., ADR	488,103	236,700
6,000	Bouygues SA	202,973	226,909
8,000	Cummins Inc.	205,850	281,680
6,000	Deere & Co.	248,314	239,700
8,000	Emerson Electric Co.	347,594	259,200
3,700	Fanuc Ltd.	325,019	296,504
6,900	First Solar Inc.†	1,276,994	1,118,628
4,000	Flowserve Corp.	268,313	279,240
5,800	Fluor Corp.	409,604	297,482
10,000	ITT Corp.	440,031	445,000
18,000	Jardine Matheson Holdings Ltd.	450,663	493,560
8,000	Joy Global Inc.	168,779	285,760
13,000	Komatsu Ltd.	409,021	200,714
2,200	L-3 Communications Holdings Inc.	170,821	152,636
2,100	Lockheed Martin Corp.	165,218	169,365
9,500	McDermott International Inc.†	493,938	192,945
10,000	PACCAR Inc.	271,373	325,100
7,000	Rockwell Collins Inc.	359,620	292,110
90,000	Rolls-Royce Group plc†	751,338	538,107
7,722,000	Rolls-Royce Group plc, Cl. C†	11,225	12,704
10,000	Secom Co. Ltd.	381,073	405,857
5,000	SMA Solar Technology AG	396,663	371,043
20,300	SunPower Corp., Cl. A†	1,551,962	540,792
7,000	United Technologies Corp.	368,682	363,720
11,000	Vestas Wind Systems A/S†	834,574	789,411

	TOTAL INDUSTRIALS	10,997,745	8,814,867

	ENERGY — 14.3%
11,000	Apache Corp.	1,002,151	793,650
12,000	Chesapeake Energy Corp.	352,243	237,960
9,672	Devon Energy Corp.	960,036	527,124
10,200	FMC Technologies Inc.†	653,366	383,316
17,500	Hess Corp.	1,254,781	940,625
6,900	Imperial Oil Ltd.	253,504	267,659
15,500	Murphy Oil Corp.	1,145,242	841,960
12,000	National Oilwell Varco Inc.†	526,820	391,920
9,000	Noble Corp.	335,386	272,250
14,000	Occidental Petroleum Corp.	856,520	921,340
32,000	Petroleo Brasileiro SA, ADR	1,686,801	1,311,360
10,000	Saipem SpA	240,421	244,317
7,000	Schlumberger Ltd.	241,316	378,770
9,397	Transocean Ltd.†	701,251	698,103
8,000	XTO Energy Inc.	449,046	305,120

	TOTAL ENERGY	10,658,884	8,515,474

	MATERIALS — 13.6%
17,500	Agnico-Eagle Mines Ltd.	1,024,414	918,400
6,950	Anglo American plc	272,680	203,212
6,000	BHP Billiton plc	95,357	135,232
18,300	Freeport-McMoRan Copper & Gold Inc.	696,565	917,013
11,000	Goldcorp Inc.	434,730	382,250
14,667	Lonmin plc	530,627	284,278
9,500	Monsanto Co.	1,057,069	706,230
5,000	Newmont Mining Corp.	166,875	204,350
5,500	Potash Corp. of Saskatchewan Inc.	391,607	511,775
See accompanying notes to financial statements.

4

The GAMCO Global Growth Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
6,300	Rio Tinto plc	$195,062	$218,178
5,000	Rio Tinto plc, ADR	585,793	819,350
10,500	Syngenta AG, ADR	618,544	488,460
13,500	The Mosaic Co.	415,234	598,050
50,000	Tokai Carbon Co. Ltd.	205,108	260,836
10,000	United States Steel Corp.	640,370	357,400
35,400	Vale SA, ADR	696,935	624,102
38,598	Xstrata plc	373,530	419,493

	TOTAL MATERIALS	8,400,500	8,048,609

	CONSUMER DISCRETIONARY — 7.5%
5,500	Amazon.com Inc.†	447,332	460,130
25,000	British Sky Broadcasting Group plc	358,450	187,668
4,000	Christian Dior SA	265,086	299,636
9,000	Coach Inc.	333,769	241,920
10,314	Compagnie Financiere Richemont SA, Cl. A	172,012	215,029
7,650	Hennes & Mauritz AB, Cl. B	327,584	381,998
10,000	Next plc	347,050	242,283
10,000	NIKE Inc., Cl. B	509,927	517,800
13,000	Nikon Corp.	312,574	224,907
7,000	Polo Ralph Lauren Corp.	475,279	374,780
8,000	The Swatch Group AG	449,094	262,740
21,000	Tiffany & Co.	749,663	532,560
23,000	Under Armour Inc., Cl. A†	755,808	514,740

	TOTAL CONSUMER DISCRETIONARY	5,503,628	4,456,191

	HEALTH CARE — 7.4%
7,500	Abbott Laboratories	394,212	352,800
2,700	Alcon Inc.	330,822	313,524
6,000	Baxter International Inc.	296,642	317,760
3,400	Becton, Dickinson and Co.	234,200	242,454
6,000	Celgene Corp.†	379,788	287,040
8,300	Gilead Sciences Inc.†	418,280	388,772
10,000	Hisamitsu Pharmaceutical Co. Inc.	230,524	310,685
2,100	Roche Holding AG	167,914	286,130
6,400	St. Jude Medical Inc.†	304,796	263,040
1,500	Straumann Holding AG	315,437	273,713
6,300	Stryker Corp.	365,724	250,362
2,500	Synthes Inc.	242,692	241,360
8,000	Takeda Pharmaceutical Co. Ltd.	370,880	311,039
7,000	Teva Pharmaceutical Industries Ltd., ADR	336,847	345,380
6,000	Varian Medical Systems Inc.†	308,326	210,840

	TOTAL HEALTH CARE	4,697,084	4,394,899

	CONSUMER STAPLES — 6.8%
30,912	Cadbury plc	339,727	264,226
12,194	Coca-Cola Hellenic Bottling Co. SA	220,213	251,330
7,000	Costco Wholesale Corp.	407,517	319,900
7,373	Danone	438,641	365,584
35,000	Davide Campari - Milano SpA	154,127	280,722
21,500	Diageo plc	276,121	308,807
6,400	Nestlé SA	184,174	241,654
4,600	PepsiCo Inc.	268,725	252,816
4,369	Pernod-Ricard SA	266,836	276,224
46,000	Tesco plc	395,588	268,633
7,500	The Procter & Gamble Co.	461,002	383,250
39,100	Woolworths Ltd.	607,675	829,545

	TOTAL CONSUMER STAPLES	4,020,346	4,042,691

	UTILITIES — 1.5%
25,000	EDP Renovaveis SA†	239,373	256,474
7,500	FPL Group Inc.	433,283	426,450
51,000	Iberdrola Renovables SA†	239,368	233,812

	TOTAL UTILITIES	912,024	916,736

	TOTAL COMMON STOCKS	65,887,928	59,025,927

	RIGHTS — 0.0%
	MATERIALS — 0.0%
1	Rio Tinto plc, expire 07/01/09†	6	6

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.6%
$364,000	U.S. Treasury Bills, 0.152% to 0.172%††, 09/03/09 to 09/24/09	363,879	363,886

	TOTAL INVESTMENTS — 100.0%	$66,251,813	59,389,819

	Other Assets and Liabilities (Net) — 0.0%		(24,202)

	NET ASSETS — 100.0%		$59,365,617

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	65.2%	$38,720,467
Europe	22.9	13,623,662
Japan	5.3	3,130,419
Latin America	5.1	3,000,737
Asia/Pacific	1.5	914,534

	100.0%	$59,389,819

See accompanying notes to financial statements.

5

The GAMCO Global Growth Fund
Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Assets:
Investments, at value (cost $66,251,813)	$59,389,819
Foreign currency, at value (cost $11,320)	11,522
Cash	363
Receivable for investments sold	537,705
Receivable for Fund shares sold	5,698
Dividends receivable	110,284
Prepaid expenses	26,161

Total Assets	60,081,552

Liabilities:
Payable for investments purchased	474,042
Payable for Fund shares redeemed	14,206
Payable for investment advisory fees	50,396
Payable for distribution fees	12,621
Payable for accounting fees	3,750
Payable for legal and audit fees	68,589
Payable for shareholder communications expenses	43,179
Other accrued expenses	49,152

Total Liabilities	715,935

Net Assets applicable to 3,430,302 shares outstanding	$59,365,617

Net Assets Consist of:
Paid-in capital, each class at $0.001 par value	$114,695,134
Accumulated net investment loss	(43,604)
Accumulated net realized loss on investments and foreign currency transactions	(48,427,256)
Net unrealized depreciation on investments	(6,861,994)
Net unrealized appreciation on foreign currency translations	3,337

Net Assets	$59,365,617

Shares of Capital Stock:
Class AAA:
Net Asset Value, offering, and redemption price per share ($57,297,517 ÷ 3,309,645 shares outstanding; 75,000,000 shares authorized)	$17.31

Class A:
Net Asset Value and redemption price per share ($891,669 ÷ 51,489 shares outstanding; 50,000,000 shares authorized)	$17.32

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$18.38

Class B:
Net Asset Value and offering price per share ($113,429 ÷ 6,906 shares outstanding; 25,000,000 shares authorized)	$16.42 (a)

Class C:
Net Asset Value and offering price per share ($206,672 ÷ 12,624 shares outstanding; 25,000,000 shares authorized)	$16.37 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($856,330 ÷ 49,638 shares outstanding; 25,000,000 shares authorized)	$17.25

(a) Redemption price varies based on the length of time held.
Statement of Operations For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $18,933)	$520,558
Interest	229

Total Investment Income	520,787

Expenses:
Investment advisory fees	266,523
Distribution fees – Class AAA	64,315
Distribution fees – Class A	1,035
Distribution fees – Class B	500
Distribution fees – Class C	876
Shareholder services fees	58,492
Shareholder communications expenses	48,215
Legal and audit fees	32,628
Custodian fees	31,426
Registration expenses	18,728
Accounting fees	15,000
Directors’ fees	4,744
Interest expense	200
Miscellaneous expenses	21,756

Total Expenses	564,438

Net Investment Loss	(43,651)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(1,770,637)
Net realized gain on foreign currency transactions	687

Net realized loss on investments and foreign currency transactions	(1,769,950)

Net change in unrealized appreciation/ depreciation on investments	10,053,640

Net change in unrealized appreciation/ depreciation on foreign currency translations	1,614

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	10,055,254

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	8,285,304

Net Increase in Net Assets Resulting from Operations	$8,241,653

See accompanying notes to financial statements.

6

The GAMCO Global Growth Fund
Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment loss	$(43,651)	$(63,061)
Net realized loss on investments and foreign currency transactions	(1,769,950)	(730,467)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	10,055,254	(44,448,911)

Net Increase/(Decrease) in Net Assets Resulting from Operations	8,241,653	(45,242,439)

Distributions to Shareholders:
Net investment income
Class AAA	—	(354,414)
Class A	—	(6,303)
Class I	—	(10,897)

	—	(371,614)

Capital Share Transactions:
Class AAA	(2,120,676)	(9,239,194)
Class A	(220,925)	(251,268)
Class B	(33)	(70,232)
Class C	13,856	13,232
Class I	1,768	1,268,031

Net Decrease in Net Assets from Capital Share Transactions	(2,326,010)	(8,279,431)

Redemption Fees	178	17

Net Increase/(Decrease) in Net Assets	5,915,821	(53,893,467)

Net Assets:
Beginning of period	53,449,796	107,343,263

End of period (including undistributed net investment income of $0 and $47, respectively)	$59,365,617	$53,449,796

See accompanying notes to financial statements.

7

The GAMCO Global Growth Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

												Ratios to Average Net Assets/
		Income from Investment Operations			Distributions							Supplemental Data
			Net
	Net Asset	Net	Realized and	Total					Net Asset		Net Assets	Net
Period	Value,	Investment	Unrealized	from	Net				Value,		End of	Investment				Portfolio
Ended	Beginning	Income	Gain (Loss) on	Investment	Investment	Total	Redemption		End of	Total	Period	Income		Operating		Turnover
December 31	of Period	(Loss)(a)	Investments	Operations	Income	Distributions	Fees(a)		Period	Return†	(in 000’s)	(Loss)		Expenses (b)		Rate††
Class AAA
2009(c)	$14.91	$(0.01)	$2.41	$2.40	—	—	$0.00	(d)	$17.31	16.1%	$57,298	(0.16	)%(e)	2.12	%(e)	15%
2008	26.89	(0.02)	(11.86)	(11.88)	$(0.10)	$(0.10)	0.00	(d)	14.91	(44.2)	51,441	(0.07)		1.80	(f)	67
2007	22.93	0.09	3.96	4.05	(0.09)	(0.09)	0.00	(d)	26.89	17.7	104,421	0.37		1.74		42
2006	20.43	0.06	2.50	2.56	(0.06)	(0.06)	0.00	(d)	22.93	12.5	100,883	0.26		1.78		46
2005	17.98	0.02	2.45	2.47	(0.02)	(0.02)	0.00	(d)	20.43	13.7	108,433	0.11		1.79	(f)	33
2004	16.43	(0.05)	1.60	1.55	—	—	0.00	(d)	17.98	9.4	114,011	(0.30)		1.82		100
Class A
2009(c)	$14.91	$(0.02)	$2.43	$2.41	—	—	$0.00	(d)	$17.32	16.2%	$892	(0.21	)%(e)	2.12	%(e)	15%
2008	26.88	(0.02)	(11.86)	(11.88)	$(0.09)	$(0.09)	0.00	(d)	14.91	(44.2)	1,006	(0.09)		1.80	(f)	67
2007	22.93	0.11	3.95	4.06	(0.11)	(0.11)	0.00	(d)	26.88	17.7	2,224	0.43		1.74		42
2006	20.43	0.06	2.50	2.56	(0.06)	(0.06)	0.00	(d)	22.93	12.5	1,294	0.28		1.78		46
2005	18.01	0.01	2.45	2.46	(0.04)	(0.04)	0.00	(d)	20.43	13.7	1,150	0.03		1.79	(f)	33
2004	16.45	(0.05)	1.61	1.56	—	—	0.00	(d)	18.01	9.5	493	(0.29)		1.82		100
Class B
2009(c)	$14.19	$(0.07)	$2.30	$2.23	—	—	$0.00	(d)	$16.42	15.7%	$113	(0.91	)%(e)	2.87	%(e)	15%
2008	25.63	(0.18)	(11.26)	(11.44)	—	—	0.00	(d)	14.19	(44.6)	98	(0.83)		2.55	(f)	67
2007	21.94	(0.09)	3.78	3.69	—	—	0.00	(d)	25.63	16.8	270	(0.36)		2.49		42
2006	19.65	(0.10)	2.39	2.29	—	—	0.00	(d)	21.94	11.7	225	(0.49)		2.53		46
2005	17.41	(0.12)	2.36	2.24	—	—	0.00	(d)	19.65	12.9	202	(0.67)		2.54	(f)	33
2004	16.02	(0.17)	1.56	1.39	—	—	0.00	(d)	17.41	8.7	183	(1.05)		2.57		100
Class C
2009(c)	$14.15	$(0.07)	$2.29	$2.22	—	—	$0.00	(d)	$16.37	15.7%	$207	(0.92	)%(e)	2.87	%(e)	15%
2008	25.54	(0.21)	(11.18)	(11.39)	—	—	0.00	(d)	14.15	(44.6)	168	(0.98)		2.55	(f)	67
2007	21.87	(0.03)	3.70	3.67	—	—	0.00	(d)	25.54	16.8	428	(0.11)		2.49		42
2006	19.58	(0.09)	2.38	2.29	—	—	0.00	(d)	21.87	11.7	275	(0.42)		2.53		46
2005	17.35	(0.16)	2.39	2.23	—	—	0.00	(d)	19.58	12.9	236	(0.90)		2.52	(f)	33
2004	15.97	(0.19)	1.57	1.38	—	—	0.00	(d)	17.35	8.6	52	(1.17)		2.57		100
Class I
2009(c)	$14.83	$0.01	$2.41	$2.42	—	—	$0.00	(d)	$17.25	16.3%	$856	0.09	%(e)	1.87	%(e)	15%
2008(g)	25.35	0.06	(10.36)	(10.30)	$(0.22)	$(0.22)	0.00	(d)	14.83	(40.6)	737	0.28	(e)	1.55	(e)(f)	67

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2004 would have been 101%. The portfolio turnover rate for the years ended December 31, 2007, 2006, and 2005 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	The Fund incurred interest expense during the years ended December 31, 2007 and 2004. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.73%, and 1.81% (Class AAA), 1.73% and 1.81% (Class A), 2.48% and 2.56% (Class B), and 2.48% and 2.56% (Class C), respectively. For the six months ended June 30, 2009 and the year ended December 31, 2008, the effect of interest expense was minimal.

(c)	For the six months ended June 30, 2009, unaudited.

(d)	Amount represents less than $0.005 per share.

(e)	Annualized.

(f)	The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the year ended December 31, 2005 would have been 1.79%, 1.79%, 2.53%, and 2.52% for Class AAA, Class A, Class B, and Class C, respectively. For the year ended December 31, 2008, the effect of the custodian fee credits was minimal.

(g)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.
See accompanying notes to financial statements.

8

The GAMCO Global Growth Fund
Notes to Financial Statements (Unaudited)
1. Organization. The GAMCO Global Growth Fund (the “Fund”), a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994.
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

9

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of June 30, 2009 is as follows:

	Valuation Inputs
		Level 2 - Other Significant	Total Market Value
	Level 1 - Quoted Prices	Observable Inputs	at 6/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Financials	$7,879,920	$2,110,343	$9,990,263
Information Technology	8,726,322	1,119,875	9,846,197
Industrials	5,973,618	2,841,249	8,814,867
Energy	8,271,157	244,317	8,515,474
Materials	6,745,558	1,303,051	8,048,609
Consumer Discretionary	2,641,930	1,814,261	4,456,191
Health Care	3,213,332	1,181,567	4,394,899
Consumer Staples	955,966	3,086,725	4,042,691
Utilities	426,450	490,286	916,736

Total Common Stocks	44,834,253	14,191,674	59,025,927

Rights(a)	6	—	6
U.S. Government Obligations	—	363,886	363,886

TOTAL INVESTMENTS IN SECURITIES	$44,834,259	$14,555,560	$59,389,819

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.
There were no Level 3 investments held at December 31, 2008 or June 30, 2009.
Derivative Financial Instruments.
The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.
The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

10

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2009, there were no open futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2009, there were no open forward foreign exchange contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2009, there were no open repurchase agreements.

11

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of June 30, 2009.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

12

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
The tax character of distributions paid during the year ended December 31, 2008 was $371,614 of ordinary income.
Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $46,626,706, which are available to reduce future required distributions of net capital gains to shareholders. $4,251,022 is available through 2009; $39,969,419 is available through 2010; $1,279,768 is available through 2011; and $1,126,497 is available through 2016.
The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at June 30, 2009:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$66,282,413	$4,419,913	$(11,312,507)	$(6,892,594)
Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

13

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2009, other than short-term securities and U.S. Government obligations, aggregated $8,219,469 and $10,378,143, respectively.
6. Transactions with Affiliates. During the six months ended June 30, 2009, the Fund paid brokerage commissions on security trades of $3,532 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $115 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2009, the Fund paid or accrued $15,000 to the Adviser in connection with the cost of computing the Fund’s NAV.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of Fed Funds plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended June 30, 2009, there were no borrowings outstanding under the line of credit.

14

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
8. Capital Stock. The Fund currently offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2009 and the year ended December 31, 2008 amounted to $178 and $17, respectively.
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

15

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount
	Class AAA		Class AAA
Shares sold	67,189	$1,033,641	112,426	$2,464,130
Shares issued upon reinvestment of distributions	—	—	22,590	336,640
Shares redeemed	(208,367)	(3,154,317)	(567,523)	(12,039,964)

Net decrease	(141,178)	$(2,120,676)	(432,507)	$(9,239,194)

	Class A		Class A
Shares sold	1,194	$20,544	21,047	$484,726
Shares issued upon reinvestment of distributions	—	—	267	3,645
Shares redeemed	(17,186)	(241,469)	(36,559)	(739,639)

Net decrease	(15,992)	$(220,925)	(15,245)	$(251,268)

	Class B		Class B
Shares redeemed	(3)	$(33)	(3,632)	$(70,232)

Net decrease	(3)	$(33)	(3,632)	$(70,232)

	Class C		Class C
Shares sold	2,970	$47,977	9,384	$233,489
Shares redeemed	(2,214)	(34,121)	(14,272)	(220,257)

Net increase/(decrease)	756	$13,856	(4,888)	$13,232

	Class I		Class I*
Shares sold	3,408	$53,302	52,784	$1,323,466
Shares issued upon reinvestment of distributions	—	—	709	10,442
Shares redeemed	(3,433)	(51,534)	(3,830)	(65,877)

Net increase/(decrease)	(25)	$1,768	49,663	$1,268,031

*	From the commencement of offering Class I Shares on January 11, 2008.
9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

16

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
10. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the Fund by one investor who was banned from the Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Fund in accordance with a plan being developed by an independent distribution consultant and approved by the independent directors of the Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact of all subsequent events on the Fund through August 25, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities — market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY
GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages,organic living, and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
 John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world — targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

GAMCO Global Series Funds, Inc.
The GAMCO Global Growth Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB442Q209SR
GAMCO
The
GAMCO
Global
Growth
Fund
SEMI ANNUAL REPORT
JUNE 30, 2009

The GAMCO Global Opportunity Fund
Semi-Annual Report
June 30, 2009
To Our Shareholders,
     During the second quarter of 2009, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Opportunity Fund (the “Fund”) rose 19.9% while the Morgan Stanley Capital International All Country (“MSCI AC”) World Free Index and the Lipper Global Multi-Cap Growth Fund Average were up 22.5% and 23.3%, respectively. For the six month period ended June 30, 2009, the Fund gained 10.0% versus increases of 9.6% and 15.7% for the MSCI AC World Free Index and the Lipper Global Multi-Cap Growth Fund Average, respectively.
     Enclosed are the financial statements and the investment portfolio as of June 30, 2009.
Comparative Results
Average Annual Returns through June 30, 2009 (a)

											Since
			Year to								Inception
	Quarter		Date		1 Year		3 Year		5 Year		(5/11/98)
GAMCO Global Opportunity Fund Class AAA	19.86%		10.02%		(27.65)%		(7.40)%		2.26%		4.55%
MSCI AC World Free Index	22.54		9.59		(28.86)		(6.54)		1.58		1.57
Lipper Global Multi-Cap Growth Fund Average	23.34		15.73		(29.04)		(5.94)		0.45		1.01
Class A	19.82		10.05		(27.66)		(7.42)		2.27		4.56
	12.93	(b)	3.72	(b)	(31.82	)(b)	(9.23	)(b)	1.07	(b)	4.00 (b)

Class B	19.64		9.60		(28.19)		(8.12)		1.49		3.96
	14.64	(c)	4.60	(c)	(31.78	)(c)	(9.05	)(c)	1.11	(c)	3.96

Class C	19.68		9.67		(28.14)		(8.16)		1.60		4.33
	18.68	(d)	8.67	(d)	(28.86	)(d)	(8.16)		1.60		4.33

Class I	19.95		10.19		(27.39)		(7.26)		2.36		4.60

In the current prospectus, the gross expense ratios for Class AAA, A, B, C, and I Shares are 2.25%, 2.25%, 3.00%, 3.00%, and 2.00%, respectively. The net expense ratios in the current prospectus for these share classes are 2.01%, 2.01%, 2.76%, 2.76%, and 1.76%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.
(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on March 12, 2000, August 16, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower for the periods starting prior to August 16, 2000 and November 23, 2001, respectively, due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The MSCI AC World Free Index is an unmanaged indicator of stock market performance, while the Lipper Global Multi-Cap Growth Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Global Opportunity Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2009 through June 30, 2009	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/09	06/30/09	Ratio	Period*

The GAMCO Global Opportunity Fund

Actual Fund Return
Class AAA	$1,000.00	$1,100.20	2.10%	$10.94
Class A	$1,000.00	$1,100.50	2.10%	$10.94
Class B	$1,000.00	$1,096.00	2.85%	$14.81
Class C	$1,000.00	$1,096.70	2.85%	$14.82
Class I	$1,000.00	$1,101.90	1.85%	$9.64

Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.38	2.10%	$10.49
Class A	$1,000.00	$1,014.38	2.10%	$10.49
Class B	$1,000.00	$1,010.66	2.85%	$14.21
Class C	$1,000.00	$1,010.66	2.85%	$14.21
Class I	$1,000.00	$1,015.62	1.85%	$9.25

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of June 30, 2009:
The GAMCO Global Opportunity Fund

Materials	18.3%
Consumer Staples	16.9%
Energy	16.7%
Industrials	12.5%
Health Care	11.4%
Information Technology	8.2%
Consumer Discretionary	6.7%
Financial Services	4.7%
Telecommunication Services	3.2%
Utilities	1.3%
Other Assets and Liabilities (Net)	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The GAMCO Global Opportunity Fund
Schedule of Investments — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 99.7%
	MATERIALS — 18.1%
58,630	Antofagasta plc	$70,152	$569,233
3,000	BHP Billiton Ltd.	126,333	82,188
5,304	CRH plc, Dublin	60,636	121,899
7,570	CRH plc, London	75,129	173,374
43,000	Gold Fields Ltd., ADR	186,535	518,150
24,000	Harmony Gold Mining Co. Ltd., ADR†	130,306	247,680
3,000	Impala Platinum Holdings Ltd.	115,739	66,382
1,200	Rio Tinto plc	52,388	41,558
500	Syngenta AG	143,740	116,333
20,000	Tokai Carbon Co. Ltd.	87,265	104,335
6,000	Xstrata plc	168,712	65,210

	TOTAL MATERIALS	1,216,935	2,106,342

	CONSUMER STAPLES — 16.9%
11,113	British American Tobacco plc	341,884	306,765
12,160	Cadbury plc	133,175	103,940
7,000	Diageo plc	97,896	100,542
2,280	Dr. Pepper Snapple Group Inc.†	54,395	48,313
5,000	General Mills Inc.	248,004	280,100
5,000	Heineken Holding NV	233,715	159,756
25	Japan Tobacco Inc.	144,496	78,146
5,000	PepsiCo Inc.	261,500	274,800
4,705	Pernod-Ricard SA	432,146	297,467
2,500	Philip Morris International Inc.	87,133	109,050
4,000	The Procter & Gamble Co	221,128	204,400

	TOTAL CONSUMER STAPLES	2,255,472	1,963,279

	ENERGY — 16.7%
5,000	Galp Energia SGPS SA, Cl. B	120,939	70,480
6,600	Imperial Oil Ltd.	222,619	256,022
3,500	Peabody Energy Corp.	169,179	105,560
12,000	Petroleo Brasileiro SA, ADR	90,692	491,760
10,000	Saipem SpA	210,831	244,317
7,200	Schlumberger Ltd.	238,374	389,592
6,000	Suncor Energy Inc.	101,766	182,040
2,798	Transocean Ltd.†	164,041	207,863

	TOTAL ENERGY	1,318,441	1,947,634

	INDUSTRIALS — 12.5%
2,000	Bouygues SA	72,066	75,636
4,500	CNH Global NV†	129,912	63,180
1,000	Fanuc Ltd.	101,606	80,136
2,800	Jardine Matheson Holdings Ltd.	86,257	76,776
3,000	L-3 Communications Holdings Inc.	127,721	208,140
5,500	Lockheed Martin Corp.	135,166	443,575
3,000	Mitsui & Co. Ltd.	69,318	35,549
5,000	Precision Castparts Corp.	74,125	365,150
1,000	SMC Corp.	124,202	107,374

	TOTAL INDUSTRIALS	920,373	1,455,516

	HEALTH CARE — 11.4%
6,000	Cochlear Ltd.	246,988	278,509
5,000	Novartis AG	195,896	203,536
3,500	Roche Holding AG	305,337	476,883
3,000	St. Jude Medical Inc.†	115,598	123,300
1,250	Synthes Inc.	136,798	120,680
2,200	Takeda Pharmaceutical Co. Ltd.	138,172	85,536
1,200	TSUMURA & Co.	36,484	37,447

	TOTAL HEALTH CARE	1,175,273	1,325,891

	INFORMATION TECHNOLOGY — 8.2%
2,000	Canon Inc.	103,501	65,328
5,000	eBay Inc.†	175,275	85,650
800	Google Inc., Cl. A†	272,473	337,272
500	Keyence Corp.	102,612	101,864
10,500	Microsoft Corp.	275,325	249,585
5,000	Square Enix Holdings Co. Ltd.	121,465	117,428

	TOTAL INFORMATION TECHNOLOGY	1,050,651	957,127

	CONSUMER DISCRETIONARY — 6.7%
7,000	Cablevision Systems Corp., Cl. A	67,535	135,870
4,000	Christian Dior SA	227,736	299,636
10,000	Compagnie Financiere Richemont SA, Cl. A	117,773	208,483
100,000	Mandarin Oriental International Ltd.	221,081	133,000

	TOTAL CONSUMER DISCRETIONARY	634,125	776,989

	FINANCIAL SERVICES — 4.7%
6,000	Julius Baer Holding Ltd. AG	220,520	233,353
10,000	Kinnevik Investment AB, Cl. B	230,284	102,734
8,000	Schroders plc	149,450	108,247
10,000	Swire Pacific Ltd., Cl. A	112,741	100,379

	TOTAL FINANCIAL SERVICES	712,995	544,713

See accompanying notes to financial statements.

4

The GAMCO Global Opportunity Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATION SERVICES — 3.2%
10,000	China Mobile Ltd.	$122,566	$100,124
2,300	Telephone & Data Systems Inc.	45,066	65,090
2,300	Telephone & Data Systems Inc., Special	41,599	59,708
4,000	United States Cellular Corp.†	223,434	153,800

	TOTAL TELECOMMUNICATION SERVICES	432,665	378,722

	UTILITIES — 1.3%
7,000	Connecticut Water Service Inc.	158,291	151,830

	TOTAL COMMON STOCKS	9,875,221	11,608,043

	RIGHTS — 0.2%
	MATERIALS — 0.2%
630	Rio Tinto plc, expire 07/01/09†	25,102	21,248

Principal			Market
Amount		Cost	Value
	CORPORATE BONDS — 0.0%
	Telecommunication Services — 0.0%
$200,000	Williams Communications Group Inc., Escrow, 10.875%, 10/01/09† (a)	$0	$0

	TOTAL INVESTMENTS — 99.9%	$9,900,323	11,629,291

	Other Assets and Liabilities (Net) — 0.1%		14,827

	NET ASSETS — 100.0%		$11,644,118

(a)	Security fair valued under procedures established by the Board of Directors.

The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2009, the market value of the fair valued security amounted to $0 or 0.00% of net assets.

†	Non-income producing security.

ADR American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
Europe	37.6%	$4,371,673
North America	34.0	3,959,935
Latin America	8.7	1,014,352
South Africa	7.2	832,212
Japan	7.0	813,143
Asia/Pacific	5.5	637,976

	100.0%	$11,629,291

See accompanying notes to financial statements.

5

The GAMCO Global Opportunity Fund
Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Assets:
Investments, at value (cost $9,900,323)	$11,629,291
Foreign currency, at value (cost $793)	822
Cash	1,965
Receivable for investments sold	42,221
Receivable for Fund shares sold	873
Dividends receivable	31,734
Prepaid expenses	18,571

Total Assets	11,725,477

Liabilities:
Payable for investments purchased	14,372
Payable for investment advisory fees	2,611
Payable for distribution fees	2,377
Payable for shareholder communications expenses	17,529
Payable for audit fees	17,118
Payable for custodian fees	6,677
Payable for legal fees	5,385
Other accrued expenses	15,290

Total Liabilities	81,359

Net Assets applicable to 868,726 shares outstanding	$11,644,118

Net Assets Consist of:
Paid-in capital, each class at $0.001 par value	$14,668,880
Accumulated net investment income	184,887
Accumulated net realized loss on investments and foreign currency transactions	(4,939,083)
Net unrealized appreciation on investments	1,728,968
Net unrealized appreciation on foreign currency translations	466

Net Assets	$11,644,118

Shares of Capital Stock:
Class AAA:
Net Asset Value, offering, and redemption price per share ($11,078,998 ÷ 826,537 shares outstanding; 75,000,000 shares authorized)	$13.40

Class A:
Net Asset Value and redemption price per share ($135,736 ÷ 10,157 shares outstanding; 50,000,000 shares authorized)	$13.36

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$14.18

Class B:
Net Asset Value and offering price per share ($2,481 ÷ 194 shares outstanding; 25,000,000 shares authorized)	$12.79	(a)

Class C:
Net Asset Value and offering price per share ($1,064 ÷ 79.5 shares outstanding; 25,000,000 shares authorized)	$13.38	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($425,839 ÷ 31,758 shares outstanding; 25,000,000 shares authorized)	$13.41

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $2,696)	$172,934
Interest	70

Total Investment Income	173,004

Expenses:
Investment advisory fees	56,138
Distribution fees — Class AAA	13,403
Distribution fees — Class A	150
Distribution fees — Class B	13
Distribution fees — Class C	5
Custodian fees	17,382
Shareholder communications expenses	17,178
Legal and audit fees	14,264
Registration expenses	12,300
Shareholder services fees	8,819
Tax expenses	4,989
Directors’ fees	1,032
Interest expense	572
Miscellaneous expenses	18,432

Total Expenses	164,677

Less:
Fees waived and expenses reimbursed by Adviser (see Note 3)	(47,302)

Net Expenses	117,375

Net Investment Income	55,629

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(495,092)
Net realized gain on foreign currency transactions	20,115

Net realized loss on investments and foreign currency transactions	(474,977)

Net change in unrealized appreciation/ depreciation on investments	1,448,006
Net change in unrealized appreciation/ depreciation on foreign currency translations	(43,232)

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	1,404,774

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	929,797

Net Increase in Net Assets Resulting from Operations	$985,426

See accompanying notes to financial statements.

6

The GAMCO Global Opportunity Fund
Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$55,629	$154,533
Net realized loss on investments and foreign currency transactions	(474,977)	(1,181,161)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,404,774	(8,143,642)

Net Increase/(Decrease) in Net Assets Resulting from Operations	985,426	(9,170,270)

Distributions to Shareholders:
Net investment income
Class AAA	—	(12,274)
Class A	—	(136)
Class I	—	(1,752)

Total Distributions to Shareholders	—	(14,162)

Capital Share Transactions:
Class AAA	(1,696,621)	(1,795,387)
Class A	2,772	(20,901)
Class B	(619)	(1,116)
Class C	—	(1,867)
Class I	(9,018)	616,082

Net Decrease in Net Assets from Capital Share Transactions	(1,703,486)	(1,203,189)

Redemption Fees	56	6

Net Decrease in Net Assets	(718,004)	(10,387,615)

Net Assets:
Beginning of period	12,362,122	22,749,737

End of period (including undistributed net investment income of $184,887 and $129,258, respectively)	$11,644,118	$12,362,122

See accompanying notes to financial statements.

7

The GAMCO Global Opportunity Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

		Income from Investment Operations				Distributions											Ratios to Average Net Assets/Supplemental Data
				Net
	Net Asset	Net		Realized and	Total									Net Asset		Net Assets	Net		Operating		Operating
Period	Value,	Investment		Unrealized	from	Net								Value,		End of	Investment		Expenses		Expenses Net		Portfolio
Ended	Beginning	Income		Gain (Loss) on	Investment	Investment		Return of		Total		Redemption		End of	Total	Period	Income		Before		of Reimburse-		Turnover
December 31	of Period	(Loss)(a)		Investments	Operations	Income		Capital		Distributions		Fees(a)		Period	Return†	(in 000’s)	(Loss)		Reimbursement(b)		ment(c)		Rate††
Class AAA
2009(d)	$12.18	$0.06		$1.16	$1.22	—		—		—		$0.00	(e)	$13.40	10.0%	$11,079	0.98	%(f)	2.94	%(f)	2.10	%(f)	2%
2008	20.59	0.14		(8.54)	(8.40)	$(0.01)		—		$(0.01)		0.00	(e)	12.18	(40.8)	11,843	0.83		2.25		2.01	(g)	14
2007	18.22	0.17		2.31	2.48	(0.11)		$0.00	(e)	(0.11)		0.00	(e)	20.59	13.6	22,507	0.84		2.03		2.03	(g)	20
2006	15.91	(0.08)		2.39	2.31	(0.00	)(e)	—		(0.00	)(e)	0.00	(e)	18.22	14.5	23,426	(0.44)		2.02		2.02	(g)	15
2005	13.84	0.01		2.08	2.09	(0.02)		—		(0.02)		0.00	(e)	15.91	15.1	21,425	0.10		2.04		1.85	(g)	26
2004	12.18	0.03		1.68	1.71	(0.05)		—		(0.05)		0.00	(e)	13.84	14.0	21,033	0.25		2.00		1.50		35
Class A
2009(d)	$12.14	$0.06		$1.16	$1.22	—		—		—		$0.00	(e)	$13.36	10.1%	$136	1.00	%(f)	2.94	%(f)	2.10	%(f)	2%
2008	20.54	0.12		(8.51)	(8.39)	$(0.01)		—		$(0.01)		0.00	(e)	12.14	(40.8)	120	0.69		2.25		2.01	(g)	14
2007	18.17	0.18		2.31	2.49	(0.12)		$0.00	(e)	(0.12)		0.00	(e)	20.54	13.7	233	0.91		2.03		2.03	(g)	20
2006	15.87	(0.08)		2.39	2.31	(0.01)		—		(0.01)		0.00	(e)	18.17	14.5	220	(0.45)		2.02		2.02	(g)	15
2005	13.81	0.01		2.09	2.10	(0.04)		—		(0.04)		0.00	(e)	15.87	15.2	244	0.05		2.06		1.87	(g)	26
2004	12.16	0.03		1.67	1.70	(0.05)		—		(0.05)		0.00	(e)	13.81	14.0	106	0.26		2.00		1.50		35
Class B
2009(d)	$11.67	$0.01		$1.11	$1.12	—		—		—		$0.00	(e)	$12.79	9.6%	$2	0.21	%(f)	3.69	%(f)	2.85	%(f)	2%
2008	19.86	0.01		(8.20)	(8.19)	—		—		—		—		11.67	(41.2)	3	0.05		3.00		2.76	(g)	14
2007	17.61	(0.08)		2.33	2.25	—		—		—		0.00	(e)	19.86	12.8	6	(0.45)		2.78		2.78	(g)	20
2006	15.49	(0.19)		2.31	2.12	—		—		—		0.00	(e)	17.61	13.7	25	(1.14)		2.77		2.77	(g)	15
2005	13.56	(0.08)		2.01	1.93	—		—		—		0.00	(e)	15.49	14.2	48	(0.60)		2.79		2.58	(g)	26
2004	12.00	(0.07)		1.66	1.59	$(0.03)		—		$(0.03)		0.00	(e)	13.56	13.2	52	(0.53)		2.75		2.25		35
Class C
2009(d)	$12.20	$0.02		$1.16	$1.18	—		—		—		$0.00	(e)	$13.38	9.7%	$1	0.25	%(f)	3.69	%(f)	2.85	%(f)	2%
2008	20.77	(0.00	)(e)	(8.57)	(8.57)	—		—		—		—		12.20	(41.3)	1	(0.01)		3.00		2.76	(g)	14
2007	18.45	0.03		2.29	2.32	—		—		—		0.00	(e)	20.77	12.6	4	0.14		2.78		2.78	(g)	20
2006	16.22	(0.21)		2.44	2.23	—		—		—		0.00	(e)	18.45	13.8	4	(1.20)		2.77		2.77	(g)	15
2005	14.17	(0.10)		2.15	2.05	—		—		—		0.00	(e)	16.22	14.5	4	(0.66)		2.79		2.68	(g)	26
2004	12.39	0.07		1.71	1.78	—		—		—		0.00	(e)	14.17	14.4	0.1	0.58		2.75		2.25		35
Class I
2009(d)	$12.17	$0.07		$1.17	$1.24	—		—		—		$0.00	(e)	$13.41	10.2%	$426	1.25	%(f)	2.69	%(f)	1.85	%(f)	2%
2008(h)	19.75	0.22		(7.74)	(7.52)	$(0.06)		—		$(0.06)		0.00	(e)	12.17	(38.1)	395	1.41	(f)	2.00	(f)	1.76	(f)(g)	14

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2004 would have been 38%. The portfolio turnover rate for the years ended 2007, 2006, and 2005 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $15,233 during 2007 and $14,200 during 2006, representing previously reimbursed expenses from the Adviser. During the years ended December 31, 2007 and 2006, had such payment not been made, the expense ratio would have been 1.96% and 1.95% (Class AAA), 1.96% and 1.95% (Class A), 2.71% and 2.70% (Class B), and 2.71% and 2.70% (Class C), respectively.

(c)	The Fund incurred interest expense during the six months ended June 30, 2009 and the years ended December 31, 2008, 2007, 2006, 2005, and 2004. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.09%, 2.00%, 2.00%, 2.00%, 1.84%, and 1.50% (Class AAA), 2.09%, 2.00%, 2.00%, 2.00%, 1.86%, and 1.50% (Class A), 2.84%, 2.75%, 2.75%, 2.75%, 2.57%, and 2.25% (Class B), 2.84%, 2.75%, 2.75%, 2.75%, 2.68%, and 2.25% (Class C), and 1.84% and 1.75% (Class I), respectively.

(d)	For the six months ended June 30, 2009, unaudited.

(e)	Amount represents less than $0.005 per share.

(f)	Annualized.

(g)	The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the year ended December 31, 2005 would have been 1.84%, 1.87%, 2.58%, and 2.68% for Class AAA, Class A, Class B, and Class C, respectively. For the years ended December 31, 2008, 2007, and 2006, the effect of the custodian fee credits was minimal.

(h)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.
See accompanying notes to financial statements.

8

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Unaudited)
1. Organization. The GAMCO Global Opportunity Fund (the “Fund”), a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

9

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued) (Unaudited)
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of June 30, 2009 is as follows:

	Valuation Inputs
		Level 2 - Other Significant	Level 3 - Significant	Total Market Value
	Level 1 - Quoted Prices	Observable Inputs	Unobservable Inputs	at 6/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Materials	$807,388	$1,298,954	—	$2,106,342
Consumer Staples	916,663	1,046,616	—	1,963,279
Energy	1,632,837	314,797	—	1,947,634
Industrials	1,156,821	298,695	—	1,455,516
Health Care	243,980	1,081,911	—	1,325,891
Information Technology	672,507	284,620	—	957,127
Consumer Discretionary	268,870	508,119	—	776,989
Telecommunication Services	278,598	100,124	—	378,722
Other Industries(a)	151,830	544,713	—	696,543

Total Common Stocks	6,129,494	5,478,549	—	11,608,043

Rights(a)	21,248	—	—	21,248
Corporate Bonds	—	—	$0	0

TOTAL INVESTMENTS IN SECURITIES	$6,150,742	$5,478,549	$0	$11,629,291

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.
Derivative Financial Instruments.
The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

10

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued) (Unaudited)
The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2009, there were no open forward foreign exchange contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2009, there were no open repurchase agreements.
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of June 30, 2009.

11

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued) (Unaudited)
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.

12

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued) (Unaudited)
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
The tax character of distributions paid during the year ended December 31, 2008 was as follows:

Distributions paid from:
Ordinary income	$14,162

Total distributions paid	$14,162

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $4,464,079, which are available to reduce future required distributions of net capital gains to shareholders. $316,789 of the loss carryforward is available through 2010; $1,776,091 is available through 2011; $1,201,151 is available through 2012; and $1,170,048 is available through 2016.
The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at June 30, 2009:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$9,900,367	$3,187,384	$(1,458,460)	$1,728,924
Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. The Adviser has contractually agreed to waive its

13

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued) (Unaudited)
investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class B, Class C, and Class I, respectively. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class B, Class C, and Class I, respectively. For the six months ended June 30, 2009, the Adviser reimbursed the Fund in the amount of $47,302. The cumulative amount which the Fund may repay the Adviser is 91,581.
If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2009, other than short-term securities and U.S. Government obligations, aggregated $269,439 and $1,631,236, respectively.
6. Transactions with Affiliates. During the six months ended June 30, 2009, the Fund paid brokerage commissions on security trades of $385 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $6 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. The Adviser did not seek a reimbursement during the six months ended June 30, 2009.

14

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued) (Unaudited)
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of Fed Funds plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2009, there were no borrowings outstanding under the line of credit.
The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2009 was $67,641 with a weighted average interest rate of 1.18%. The maximum amount borrowed at any time during the six months ended June 30, 2009 was $548,000.
8. Capital Stock. The Fund offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2009 and the year ended December 31, 2008 amounted to $56 and $6, respectively.
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

15

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued) (Unaudited)
Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount
	Class AAA		Class AAA
Share sold	19,783	$239,236	94,612	$1,762,979
Share issued upon reinvestment of distributions	—	—	952	11,321
Shares redeemed	(165,621)	(1,935,857)	(216,112)	(3,569,687)

Net decrease	(145,838)	$(1,696,621)	(120,548)	$(1,795,387)

	Class A		Class A

Share sold	276	$3,304	12,826	$235,926
Share issued upon reinvestment of distributions	—	—	12	136
Shares redeemed	(46)	(532)	(14,263)	(256,963)

Net increase/(decrease)	230	$2,772	(1,425)	$(20,901)

	Class B		Class B

Shares redeemed	(52)	$(619)	(63)	$(1,116)

Net decrease	(52)	$(619)	(63)	$(1,116)

	Class C		Class C

Shares redeemed	—	—	(93)	$(1,867)

Net decrease	—	—	(93)	$(1,867)

	Class I		Class I*

Share sold	3,240	$38,559	36,461	$667,321
Share issued upon reinvestment of distributions	—	—	148	1,752
Shares redeemed	(3,955)	(47,577)	(4,136)	(52,991)

Net increase/(decrease)	(715)	$(9,018)	32,473	$616,082

*	From the commencement of offering Class I Shares on January 11, 2008.
9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

16

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued) (Unaudited)
10. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan being developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact of all subsequent events on the Fund through August 25, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities — market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY
GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages,organic living,and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world — targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12-18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

GAMCO Global Series Funds, Inc.
The GAMCO Global Opportunity Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA
Chairman and Chief
Executive Officer
GAMCO Investors, Inc.
E. Val Cerutti
Chief Executive Officer
Cerutti Consultants, Inc.
Anthony J. Colavita
President
Anthony J. Colavita, P.C.
Arthur V. Ferrara
Former Chairman and
Chief Executive Officer
Guardian Life Insurance
Company of America

John D. Gabelli
Senior Vice President
Gabelli & Company, Inc.
Werner J. Roeder, MD
Medical Director
Lawrence Hospital
Anthonie C. van Ekris
Chairman
BALMAC International, Inc.
Salvatore J. Zizza
Chairman
Zizza & Co., Ltd.

Officers

Bruce N. Alpert
President and Secretary
Agnes Mullady
Treasurer
Peter D. Goldstein
Chief Compliance Officer

Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB403Q209SR
GAMCO
The
GAMCO
Global
Opportunity
Fund
SEMI ANNUAL REPORT
JUNE 30, 2009

The GAMCO Global Telecommunications Fund
Semi-Annual Report
June 30, 2009
To Our Shareholders,
     During the second quarter of 2009, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Telecommunications Fund (the “Fund”) rose 18.1%, while the Morgan Stanley Capital International All Country (“MSCI AC”) World Telecommunication Services Index was up 12.8% and the MSCI AC World Free Index increased 22.5%. For the six month period ended June 30, 2009, the Fund’s NAV per share was up 4.1% versus a decline of 0.2% for the MSCI AC World Telecommunication Services Index and an increase of 9.6% for the MSCI AC World Free Index.
     Enclosed are the financial statements and the investment portfolio as of June 30, 2009.
Comparative Results
Average Annual Returns through June 30, 2009 (a)

													Since
			Year to										Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year		(11/1/93)
GAMCO Global Telecommunications Fund Class AAA	18.09%		4.05%		(25.88)%		(3.53)%		3.07%		(0.13)%		7.06%
MSCI AC World Telecommunication Services Index*	12.78		(0.16)		(22.83)		2.15		5.48		N/A	*	N/A *
MSCI AC World Free Index	22.54		9.59		(28.86)		(6.54)		1.58		0.21		5.26
Class A	18.09		4.05		(25.83)		(3.49)		3.08		(0.11)		7.08
	11.30	(b)	(1.93	)(b)	(30.09	)(b)	(5.37	)(b)	1.87	(b)	(0.70	)(b)	6.67 (b)
Class B	17.93		3.73		(26.39)		(4.23)		2.30		(0.79)		6.61
	12.93	(c)	(1.27	)(c)	(30.07	)(c)	(5.20	)(c)	1.94	(c)	(0.79)		6.61
Class C	17.86		3.68		(26.39)		(4.24)		2.30		(0.79)		6.60
	16.86	(d)	2.68	(d)	(27.12	)(d)	(4.24)		2.30		(0.79)		6.60
Class I	18.16		4.18		(25.65)		(3.39)		3.16		(0.08)		7.09

In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.59%, 1.59%, 2.34%, 2.34%, and 1.34%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on March 12, 2000, March 13, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Telecommunication Services Index and the MSCI AC World Free Index are unmanaged indicators of global stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

*	Information for the MSCI AC World Telecommunication Services Index is not available with dividends prior to August 2001.
We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Global Telecommunications Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2009 through June 30, 2009	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/09	06/30/09	Ratio	Period*

The GAMCO Global Telecommunications Fund

Actual Fund Return
Class AAA	$1,000.00	$1,040.50	1.76%	$8.90
Class A	$1,000.00	$1,040.50	1.76%	$8.90
Class B	$1,000.00	$1,037.30	2.51%	$12.68
Class C	$1,000.00	$1,036.80	2.51%	$12.68
Class I	$1,000.00	$1,041.80	1.51%	$7.64

Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.07	1.76%	$8.80
Class A	$1,000.00	$1,016.07	1.76%	$8.80
Class B	$1,000.00	$1,012.35	2.51%	$12.52
Class C	$1,000.00	$1,012.35	2.51%	$12.52
Class I	$1,000.00	$1,017.31	1.51%	$7.55

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of June 30, 2009:
The GAMCO Global Telecommunications Fund

Diversified Telecommunications Services	45.8%
Wireless Telecommunications Services	35.7%
Other	17.6%
Other Assets and Liabilities (Net)	0.9%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The GAMCO Global Telecommunications Fund
Schedule of Investments — June 30, 2009 (Unaudited)

			Market
Shares/Units		Cost	Value
	COMMON STOCKS — 98.1%
	DIVERSIFIED TELECOMMUNICATIONS SERVICES — 45.8%
	Africa/Middle East — 0.9%
65,000	Maroc Telecom	$1,088,852	$1,209,124
2,000	Pakistan Telecommunications Co. Ltd., GDR† (a)	155,766	42,338
13,000	Telkom SA Ltd.	161,823	64,029

		1,406,441	1,315,491

	Asia/Pacific — 4.6%
238,000	Asia Satellite Telecommunications Holdings Ltd.	512,606	271,779
170,000	First Pacific Co. Ltd.	92,079	97,612
20,000	First Pacific Co. Ltd., ADR	30,145	56,000
10,000	KT Corp., ADR†	183,666	143,600
100,000	PCCW Ltd.	81,405	26,064
56,500	Philippine Long Distance Telephone Co., ADR	977,983	2,809,180
18,360	PT Telekomunikasi Indonesia, ADR	165,504	550,433
860,000	Singapore Telecommunications Ltd.	676,082	1,781,276
36,600	Telecom Corp. of New Zealand Ltd., ADR	439,786	318,786
375,000	Telekom Malaysia Berhad	519,351	312,589
2,400	Telstra Corp. Ltd., ADR	47,304	32,640
8,075	Thai Telephone & Telecom, GDR† (a)(b)	100,542	323
1,000,000	True Corp. Public Co. Ltd.†	687,194	49,897

		4,513,647	6,450,179

	Europe — 20.2%
15,000	Belgacom SA	471,892	478,410
39,000	BT Group plc, ADR	1,474,439	655,200
300,000	Cable & Wireless plc	544,359	656,927
8,000	Colt Telecom Group SA†	33,893	14,280
410,000	Deutsche Telekom AG, ADR	5,556,987	4,838,000
68,000	Elisa Oyj	521,215	1,118,976
30,000	France Telecom SA, ADR	783,450	684,300
5,507	Hellenic Telecommunications Organization SA	86,065	84,208
37,000	Hellenic Telecommunications Organization SA, ADR	228,882	283,050
20,000	Invitel Holdings A/S, ADR†	179,947	132,000
500	Magyar Telekom Telecommunications plc, ADR	9,650	7,460
90,000	Portugal Telecom SGPS SA	1,245,950	880,140
60,000	Portugal Telecom SGPS SA, ADR	248,272	586,200
11,000	Rostelecom, ADR	138,618	348,810
55,000	Royal KPN NV, ADR	457,200	761,750
93,000	Sistema JSFC, GDR† (a)	1,808,007	1,122,510
76,000	Swisscom AG, ADR	1,877,116	2,329,400
1,000,000	Telecom Italia SpA	3,309,981	1,381,816
25,000	Telecom Italia SpA, ADR	607,585	344,000
94,000	Telefonica SA, ADR	2,573,802	6,381,660
6,361	Telefonica SA, BDR	108,406	139,718
133,000	Telekom Austria AG	2,279,782	2,078,504
15,000	Telenor ASA†	278,729	115,355
590,000	TeliaSonera AB	2,168,501	3,097,354

		26,992,728	28,520,028

	Japan — 1.0%
23,700	Nippon Telegraph & Telephone Corp.	1,207,105	964,385
19,000	Nippon Telegraph & Telephone Corp., ADR	493,754	386,650

		1,700,859	1,351,035

	Latin America — 4.9%
30,000	Atlantic Tele-Network Inc.	99,861	1,178,700
11,500	Brasil Telecom Participacoes SA, ADR	566,673	441,600
44	Brasil Telecom SA, Preference	474	289
17,415,054	Cable & Wireless Jamaica Ltd.† (c)	406,745	89,358
1,000	Maxcom Telecomunicaciones SAB de CV, ADR†	17,587	2,710
25,693	Tele Norte Leste Participacoes SA, ADR	357,296	382,055
178,000	Telecom Argentina SA, ADR†	584,488	2,283,740
38,000	Telefonica de Argentina SA, ADR†	258,538	381,900
75,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	338,533	1,215,750
3,355	Telemar Norte Leste SA, Preference, Cl. A	148,531	92,971
70,000	Telmex Internacional SAB de CV, ADR	223,270	885,500

		3,001,996	6,954,573

	North America — 14.2%
136,000	AT&T Inc.	3,904,569	3,378,240
47,836	Bell Aliant Regional Communications Income Fund	882,832	1,083,677
36,000	Bell Aliant Regional Communications Income Fund (a)(d)	668,460	815,544
20,000	CenturyTel Inc.	739,529	614,000
700,000	Cincinnati Bell Inc.†	3,982,804	1,988,000
See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	DIVERSIFIED TELECOMMUNICATIONS SERVICES (Continued)
	North America (Continued)
3,289	Consolidated Communications Holdings Inc.	$62,688	$38,514
90,060	D&E Communications Inc.	1,210,418	921,314
10,000	E.Spire Communications Inc.† (d)	50,000	0
5,000	EarthLink Inc.†	57,091	37,050
40,000	FairPoint Communications Inc.	451,441	24,000
22,000	Frontier Communications Corp.	322,960	157,080
78,000	General Communication Inc., Cl. A†	367,245	540,540
800	Lexcom Inc., Cl. B, Non-Voting	39,716	33,280
12,000	Manitoba Telecom Services Inc.	453,480	351,494
22,422	McLeodUSA Inc., Cl. A† (d)	78,430	0
130,000	McLeodUSA Inc., Cl. A, Escrow† (d)	0	0
28,000	New Ulm Telecom Inc.	340,628	182,000
20,000	NorthPoint Communications Group Inc.†	11,250	22
160,000	Price Communications Corp., Escrow† (d)	0	0
115,000	Qwest Communications International Inc.	612,043	477,250
33,000	Shenandoah Telecommunications Co.	138,825	669,570
45,000	TELUS Corp.	873,965	1,193,526
6,943	TELUS Corp., Non-Voting, New York	361,769	179,129
33,057	TELUS Corp., Non-Voting, Toronto	827,048	852,607
100,000	tw telecom inc.†	1,993,869	1,027,000
168,000	Verizon Communications Inc.	6,140,517	5,162,640
36,000	Windstream Corp.	234,630	300,960

		24,806,207	20,027,437

	TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES	62,421,878	64,618,743

	WIRELESS TELECOMMUNICATIONS SERVICES — 34.7%
	Africa/Middle East — 0.7%
35,000	Orascom Telecom Holding SAE, GDR†	1,603,585	931,000

	Asia/Pacific — 4.6%
350,000	Axiata Group Berhad†	986,793	235,989
72,000	China Mobile Ltd., ADR	932,248	3,605,760
73,000	China Unicom Hong Kong Ltd., ADR	587,280	973,820
666	Hutchison Telecommunications Hong Kong Holdings Ltd.†	63	91
666	Hutchison Telecommunications International Ltd.	519	156
8,000	PT Indosat Tbk, ADR	78,652	195,120
95,000	SK Telecom Co. Ltd., ADR	1,293,472	1,439,250

		3,879,027	6,450,186

	Europe — 7.8%
46,000	Bouygues SA	1,302,086	1,729,445
25,000	Millicom International Cellular SA†	1,875,398	1,406,500
800	Mobile TeleSystems OJSC, ADR	29,612	29,544
122,000	Turkcell Iletisim Hizmetleri A/S, ADR	2,623,475	1,690,920
253,000	Vimpel-Communications, ADR†	636,992	2,977,810
118,000	Vivendi	3,089,950	2,819,929
20,000	Vodafone Group plc, ADR	640,169	389,800

		10,197,682	11,043,948

	Japan — 3.9%
490	KDDI Corp.	2,409,258	2,604,246
2,000	NTT DoCoMo Inc.	4,616,238	2,931,437

		7,025,496	5,535,683

	Latin America — 4.7%
158,000	America Movil SAB de CV, Cl. L, ADR	978,984	6,117,760
17,500	Grupo Iusacell SA de CV†	29,040	60,467
701	Telemig Celular Participacoes SA, ADR	18,590	35,555
14,900	Tim Participacoes SA, ADR	438,055	259,707
755	Vivo Participacoes SA	6,747	14,006
5,994	Vivo Participacoes SA, ADR	316,130	113,526
3,256	Vivo Participacoes SA, Preference	159,589	61,697

		1,947,135	6,662,718

	North America — 13.0%
45,000	Clearwire Corp., Cl. A†	804,442	248,850
2,000	Leap Wireless International Inc.†	73,090	65,860
13,000	MetroPCS Communications Inc.†	295,956	173,030
10,000	Nextwave Wireless Inc.†	51,123	4,842
248,000	Rogers Communications Inc., Cl. B	1,124,319	6,386,000
630,000	Sprint Nextel Corp.†	5,467,913	3,030,300
See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	WIRELESS TELECOMMUNICATIONS SERVICES (Continued)
	North America (Continued)
80,000	Telephone & Data Systems Inc.	$2,061,826	$2,264,000
60,000	Telephone & Data Systems Inc., Special	1,278,136	1,557,600
120,000	United States Cellular Corp.†	5,745,390	4,614,000
2,000	Virgin Mobile USA Inc., Cl. A†	1,934	8,040

		16,904,129	18,352,522

	TOTAL WIRELESS TELECOMMUNICATIONS SERVICES	41,557,054	48,976,057

	OTHER — 17.6%
	Asia/Pacific — 0.3%
19,065	Austar United Communications Ltd.†	34,838	13,519
100,000	Champion Technology Holdings Ltd.	55,429	3,548
70,000	CP Pokphand Co. Ltd., ADR†	58,725	55,321
26,000	Himachal Futuristic Communications Ltd., GDR† (a)(d)	141,200	25,728
50,000	Hutchison Whampoa Ltd.	487,170	326,772
250,000	Time Engineering Berhad†	152,324	21,693

		929,686	446,581

	Europe — 1.7%
10,000	Alcatel-Lucent, ADR†	109,800	24,800
8,999	BCB Holdings Ltd.†	36,936	18,673
6,178	BCB Holdings Ltd., London†	0	12,704
1,000	British Sky Broadcasting Group plc, ADR	24,267	30,020
9,000	E.ON AG	126,255	318,421
59,500	G4S plc	0	204,099
96,000	GN Store Nord A/S†	526,185	383,389
3,600	Impellam Group plc†	5,269	1,629
6,400	L. M. Ericsson Telephone Co., Cl. B, ADR	40,907	62,592
25,000	Nokia Oyj, ADR	59,902	364,500
77	Seat Pagine Gialle SpA†	2,769	18
900	Shellshock Ltd.†	521	518
750	Siemens AG, ADR	23,625	51,893
5,852	Telecom Italia Media SpA†	4,669	961
24,000	Telegraaf Media Groep NV	520,141	390,556
6,000	ThyssenKrupp AG	110,336	148,899
15,375	TNT NV, ADR	198,278	299,813
1,000	Via Net.Works Inc.†	2,625	15
8,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	78,640	42,568
9,578	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA, ADR	137,444	50,093

		2,008,569	2,406,161

	Japan — 0.5%
72,000	The Furukawa Electric Co. Ltd.	350,157	325,863
20,000	Tokyo Broadcasting System Holdings Inc.	542,595	314,735

		892,752	640,598

	Latin America — 0.2%
25,693	Contax Participacoes SA, ADR	11,050	32,887
17,000	Grupo Televisa SA, ADR	421,380	289,000
1,224	Shellproof Ltd.†	1,210	604

		433,640	322,491

	North America — 14.9%
80,000	Adelphia Communications Corp., Cl. A† (d)	74,756	0
80,000	Adelphia Communications Corp., Cl. A, Escrow† (d)	0	0
80,000	Adelphia Recovery Trust†	0	80
2,000	America Online Latin America Inc., Cl. A† (d)	840	4
1,400	Amphenol Corp., Cl. A	5,729	44,296
2,100	Ascent Media Corp., Cl. A†	27,089	55,818
130,000	Cablevision Systems Corp., Cl. A	3,147,526	2,523,300
50,000	California Micro Devices Corp.†	283,857	123,000
23,566	CanWest Global Communications Corp.† (d)	322,321	5,977
33,434	CanWest Global Communications Corp., Cl. A†	384,882	8,480
200,000	Charter Communications Inc., Cl. A†	405,080	4,600
10,000	Cogeco Inc.	195,069	183,209
8,000	Comcast Corp., Cl. A, Special	226,918	112,800
4,000	Convergys Corp.†	53,716	37,120
21,000	Discovery Communications Inc., Cl. A†	143,570	473,550
21,000	Discovery Communications Inc., Cl. C†	100,228	431,130
90,000	DISH Network Corp., Cl. A†	1,501,668	1,458,900
See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	North America (Continued)
18,000	EchoStar Corp., Cl. A†	$329,634	$286,920
5,000	Fisher Communications Inc.	207,571	63,950
1,000	Geoworks Corp.†	1,375	75
600	Google Inc., Cl. A†	207,853	252,954
3,000	Idearc Inc.†	13,563	111
3,333	IDT Corp.†	128,980	4,500
4,999	IDT Corp., Cl. B†	119,848	8,098
500	JDS Uniphase Corp.†	7,565	2,860
1,000	L-3 Communications Holdings Inc.	11,000	69,380
60,732	Liberty Global Inc., Cl. A†	1,330,262	965,032
50,000	Liberty Global Inc., Cl. C†	1,219,998	790,500
24,000	Liberty Media Corp. — Capital, Cl. A†	175,219	325,440
96,000	Liberty Media Corp. - Entertainment, Cl. A†	919,898	2,568,000
40,000	Liberty Media Corp. - Interactive, Cl. A†	450,264	200,400
1,000	Lockheed Martin Corp.	22,787	80,650
60,100	LSI Corp.†	436,261	274,056
9,000	Macrovision Solutions Corp.†	149,850	196,290
17,000	Mediacom Communications Corp., Cl. A†	142,340	86,870
50,000	Motorola Inc.	416,223	331,500
2,000	News Corp., Cl. B	21,050	21,140
2,524	Orbital Sciences Corp.†	16,208	38,289
10,000	R. H. Donnelley Corp.†	32,228	550
6,000	SCANA Corp.	158,756	194,820
4,500	SJW Corp.	70,456	102,150
275,000	The DIRECTV Group Inc.†	6,524,778	6,795,250
10,000	Time Warner Cable Inc.	537,337	316,700
33,333	Time Warner Inc.	1,300,638	839,658
2,000	TiVo Inc.†	11,105	20,960
1,000	Vishay Intertechnology Inc.†	22,908	6,790
47	Xanadoo Co.†	23,394	13,630
50,000	Yahoo! Inc.†	1,472,835	783,000

		23,355,433	21,102,787

	TOTAL OTHER	27,620,080	24,918,618

	TOTAL COMMON STOCKS	131,599,012	138,513,418

	WARRANTS — 1.0%
	WIRELESS TELECOMMUNICATIONS SERVICES — 1.0%
	Asia/Pacific — 1.0%
84,000	Bharti Airtel Ltd., expire 09/19/13† (a)	1,075,990	1,406,538

	TOTAL INVESTMENTS — 99.1%	$132,675,002	139,919,956

	Other Assets and Liabilities (Net) — 0.9%		1,325,832

	NET ASSETS — 100.0%		$141,245,788

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the market value of Rule 144A securities amounted to $3,412,981 or 2.42% of net assets.

(b)	Illiquid security.

(c)	At June 30, 2009, the Fund held an investment in a restricted security amounting to $89,358 or 0.06% of net assets, which was valued under methods approved by the Board of Directors as follows:

				06/30/09
				Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Unit
17,415,054	Cable & Wireless Jamaica Ltd.	03/10/94	$406,745	$0.0051

(d)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2009, the market value of fair valued securities amounted to $847,253 or 0.60% of net assets.

†	Non-income producing security.

ADR	American Depositary Receipt

BDR	Brazilian Depositary Receipt

GDR	Global Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	42.5%	$59,482,746
Europe	30.0	41,970,137
Asia/Pacific	10.5	14,753,484
Latin America	10.0	13,939,782
Japan	5.4	7,527,316
Africa/Middle East	1.6	2,246,491

	100.0%	$139,919,956

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Assets:
Investments, at value (cost $132,675,002)	$139,919,956
Foreign currency, at value (cost $162,535)	166,363
Receivable for investments sold	131,763
Receivable for Fund shares sold	1,295,345
Dividends and interest receivable	582,188
Prepaid expenses	21,535

Total Assets	142,117,150

Liabilities:
Payable to custodian	67,406
Payable for investments purchased	411,961
Payable for Fund shares redeemed	81,975
Payable for investment advisory fees	114,861
Payable for distribution fees	29,041
Payable for accounting fees	3,750
Payable for shareholder communications expenses	59,622
Payable for shareholder services fees	46,813
Other accrued expenses	55,933

Total Liabilities	871,362

Net Assets applicable to 8,865,344 shares outstanding	$141,245,788

Net Assets Consist of:
Paid-in capital, each class at $0.001 par value	$163,126,001
Accumulated net investment income	2,011,170
Accumulated net realized loss on investments and foreign currency transactions	(31,144,549)
Net unrealized appreciation on investments	7,244,954
Net unrealized appreciation on foreign currency translations	8,212

Net Assets	$141,245,788

Shares of Capital Stock:
Class AAA:
Net Asset Value, offering, and redemption price per share ($139,086,851 ÷ 8,728,751 shares outstanding; 75,000,000 shares authorized)	$15.93

Class A:
Net Asset Value and redemption price per share ($1,186,593 ÷ 74,494 shares outstanding; 50,000,000 shares authorized)	$15.93

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$16.90

Class B:
Net Asset Value and offering price per share ($92,017 ÷ 5,903 shares outstanding; 25,000,000 shares authorized)	$15.59	(a)

Class C:
Net Asset Value and offering price per share ($551,506 ÷ 35,565 shares outstanding; 25,000,000 shares authorized)	$15.51	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($328,821 ÷ 20,631 shares outstanding; 25,000,000 shares authorized)	$15.94

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $276,777)	$3,093,868
Interest	308

Total Investment Income	3,094,176

Expenses:
Investment advisory fees	647,632
Distribution fees — Class AAA	159,426
Distribution fees — Class A	1,314
Distribution fees — Class B	435
Distribution fees — Class C	2,513
Shareholder services fees	110,329
Shareholder communications expenses	73,435
Custodian fees	44,917
Legal and audit fees	25,402
Registration expenses	23,908
Accounting fees	22,500
Directors’ fees	11,868
Tax expenses	3,272
Interest expense	2,667
Miscellaneous expenses	12,971

Total Expenses	1,142,589

Net Investment Income	1,951,587

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(2,231,532)
Net realized loss on foreign currency transactions	(5,913)

Net realized loss on investments and foreign currency transactions	(2,237,445)

Net change in unrealized appreciation/depreciation on investments	5,008,101
Net change in unrealized appreciation/depreciation on foreign currency translations	5,809

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	5,013,910

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	2,776,465

Net Increase in Net Assets Resulting from Operations	$4,728,052

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$1,951,587	$3,187,765
Net realized gain/(loss) on investments and foreign currency transactions	(2,237,445)	1,764,692
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	5,013,910	(113,220,937)

Net Increase/(Decrease) in Net Assets Resulting from Operations	4,728,052	(108,268,480)

Distributions to Shareholders:
Net investment income
Class AAA	—	(2,898,887)
Class A	—	(23,832)
Class B	—	(704)
Class C	—	(3,172)
Class I	—	(10,427)

Total Distributions to Shareholders	—	(2,937,022)

Capital Share Transactions:
Class AAA	(5,340,409)	(58,236,142)
Class A	21,416	(635,005)
Class B	(11,819)	(101,251)
Class C	(25,785)	(935,046)
Class I	(97,632)	569,800

Net Decrease in Net Assets from Capital Share Transactions	(5,454,229)	(59,337,644)

Redemption Fees	22	192

Net Decrease in Net Assets	(726,155)	(170,542,954)

Net Assets:
Beginning of period	141,971,943	312,514,897

End of period (including undistributed net investment income of $2,011,170 and $59,583, respectively)	$141,245,788	$141,971,943

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

												Ratios to Average Net Assets/
		Income from Investment Operations			Distributions							Supplemental Data
			Net
	Net Asset		Realized and	Total					Net Asset		Net Assets	Net
Period	Value,	Net	Unrealized	from	Net				Value,		End of	Investment				Portfolio
Ended	Beginning	Investment	Gain (Loss) on	Investment	Investment	Total	Redemption		End of	Total	Period	Income		Operating		Turnover
December 31,	of Period	Income (Loss)(a)	Investments	Operations	Income	Distributions	Fees(a)		Period	Return†	(in 000’s)	(Loss)		Expenses(b)		Rate††
Class AAA
2009(c)	$15.31	$0.22	$0.40	$0.62	—	—	$0.00	(d)	$15.93	4.1%	$139,087	3.02	%(e)	1.76	%(e)	2%
2008	26.34	0.32	(11.02)	(10.70)	$(0.33)	$(0.33)	0.00	(d)	15.31	(40.6)	139,761	1.51		1.59		3
2007	22.46	0.25	3.86	4.11	(0.23)	(0.23)	0.00	(d)	26.34	18.3	307,368	0.98		1.50		11
2006	17.53	0.12	4.95	5.07	(0.14)	(0.14)	0.00	(d)	22.46	28.9	214,436	0.63		1.56		7
2005	17.23	0.16	0.33	0.49	(0.19)	(0.19)	0.00	(d)	17.53	2.8	185,870	0.92		1.59		4
2004	14.03	0.07	3.21	3.28	(0.08)	(0.08)	0.00	(d)	17.23	23.4	209,043	0.49		1.62		15
Class A
2009(c)	$15.31	$0.21	$0.41	$0.62	—	—	$0.00	(d)	$15.93	4.1%	$1,187	2.98	%(e)	1.76	%(e)	2%
2008	26.32	0.32	(11.00)	(10.68)	$(0.33)	$(0.33)	0.00	(d)	15.31	(40.6)	1,130	1.52		1.59		3
2007	22.43	0.23	3.89	4.12	(0.23)	(0.23)	0.00	(d)	26.32	18.4	2,728	0.89		1.50		11
2006	17.51	0.12	4.95	5.07	(0.15)	(0.15)	0.00	(d)	22.43	29.0	1,170	0.64		1.56		7
2005	17.22	0.14	0.35	0.49	(0.20)	(0.20)	0.00	(d)	17.51	2.8	735	0.83		1.59		4
2004	14.03	0.08	3.19	3.27	(0.08)	(0.08)	0.00	(d)	17.22	23.3	598	0.52		1.62		15
Class B
2009(c)	$15.03	$0.15	$0.41	$0.56	—	—	$0.00	(d)	$15.59	3.7%	$92	2.17	%(e)	2.51	%(e)	2%
2008	25.67	0.20	(10.74)	(10.54)	$(0.10)	$(0.10)	0.00	(d)	15.03	(41.0)	102	0.95		2.34		3
2007	21.90	0.06	3.75	3.81	(0.04)	(0.04)	0.00	(d)	25.67	17.4	297	0.26		2.25		11
2006	17.11	(0.03)	4.82	4.79	—	—	0.00	(d)	21.90	28.0	291	(0.17)		2.31		7
2005	16.77	0.01	0.33	0.34	—	—	0.00	(d)	17.11	2.0	425	0.09		2.33		4
2004	13.69	(0.04)	3.12	3.08	—	—	0.00	(d)	16.77	22.5	855	(0.25)		2.37		15
Class C
2009(c)	$14.96	$0.16	$0.39	$0.55	—	—	$0.00	(d)	$15.51	3.7%	$551	2.22	%(e)	2.51	%(e)	2%
2008	25.50	0.15	(10.61)	(10.46)	$(0.08)	$(0.08)	0.00	(d)	14.96	(41.0)	563	0.73		2.34		3
2007	21.76	0.05	3.72	3.77	(0.03)	(0.03)	0.00	(d)	25.50	17.3	2,122	0.19		2.25		11
2006	17.03	0.00 (d)	4.77	4.77	(0.04)	(0.04)	0.00	(d)	21.76	28.0	351	(0.02)		2.31		7
2005	16.71	0.04	0.29	0.33	(0.01)	(0.01)	0.00	(d)	17.03	2.0	195	0.26		2.34		4
2004	13.68	(0.06)	3.14	3.08	(0.05)	(0.05)	0.00	(d)	16.71	22.5	249	(0.44)		2.37		15
Class I
2009(c)	$15.30	$0.23	$0.41	$0.64	—	—	$0.00	(d)	$15.94	4.2%	$329	3.17	%(e)	1.51	%(e)	2%
2008(f)	25.53	0.35	(10.19)	(9.84)	$(0.39)	$(0.39)	0.00	(d)	15.30	(38.5)	416	1.78	(e)	1.34	(e)	3

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2007 would have been 25%. The portfolio turnover rate for the years ended 2006, 2005, and 2004, would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	The Fund incurred interest expense during the years ended December 31, 2008, 2005, and 2004. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.57%, 1.58%, and 1.61% (Class AAA), 1.57%, 1.59%, and 1.61% (Class A), 2.32%, 2.33%, and 2.36% (Class B), 2.32%, 2.34%, and 2.36% (Class C), and 1.32% (Class I), respectively. For the six months ended June 30, 2009 and the years ended December 31, 2007 and 2006, the effect of interest expense was minimal.

(c)	For the six months ended June 30, 2009, unaudited.

(d)	Amount represents less than $0.005 per share.

(e)	Annualized.

(f)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.
See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Unaudited)
1. Organization. The GAMCO Global Telecommunications Fund (the “Fund”), a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on November 1, 1993.
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued) (Unaudited)
•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of June 30, 2009 is as follows:

	Valuation Inputs
		Level 2 - Other Significant	Level 3 - Significant	Total Market Value
	Level 1 - Quoted Prices	Observable Inputs	Unobservable Inputs	at 6/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
DIVERSIFIED TELECOMMUNICATIONS SERVICES
North America	$19,211,893	$815,544	$0	$20,027,437
Other Regions(a)	44,591,306	—	—	44,591,306
WIRELESS TELECOMMUNICATIONS SERVICES(a)	48,976,057	—	—	48,976,057
OTHER
Asia/Pacific	420,853	25,728	—	446,581
North America	21,096,806	5,977	4	21,102,787
Other Regions(a)	3,369,250	—	—	3,369,250

Total Common Stocks	137,666,165	847,249	4	138,513,418

Warrants(a)	—	1,406,538	—	1,406,538

TOTAL INVESTMENTS IN SECURITIES	$137,666,165	$2,253,787	$4	$139,919,956

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	12/31/08	(premiums)	(loss)	depreciation†	(sales)	of Level 3	6/30/09	at 6/30/09†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
OTHER
North America	$4	$—	$—	$—	$—	$—	$4	$—
DIVERSIFIED TELECOMMUNICATIONS SERVICES
North America	110	—	—	(110)	—	—	0	(110)

TOTAL INVESTMENTS IN SECURITIES	$114	$—	$—	$(110)	$—	$—	$4	$(110)

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
Derivative Financial Instruments.
The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Losses may arise if the value of the contract

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued) (Unaudited)
decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.
The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2009, there were no open futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2009, there were no open forward foreign exchange contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued) (Unaudited)
the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2009, there were no open repurchase agreements.
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of June 30, 2009.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued) (Unaudited)
Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.
Concentration Risks. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued) (Unaudited)
net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
The tax character of distributions paid during the year ended December 31, 2008 was $2,937,022 of ordinary income.
Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $24,451,599, which are available to reduce future required distributions of net capital gains to shareholders. $8,976,662 of the loss carryforward is available through 2010; $11,910,139 is available through 2011; $3,314,655 is available through 2012; and $250,143 is available through 2016.
The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at June 30, 2009:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$135,817,976	$37,841,768	$(33,739,788)	$4,101,980
Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued) (Unaudited)
among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2009, other than short-term securities and U.S. Government obligations, aggregated $3,028,311 and $6,189,835, respectively.
6. Transactions with Affiliates. During the six months ended June 30, 2009, the Fund paid brokerage commissions on security trades of $6,005 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $258 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2009, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of Fed Funds plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2009, there were no borrowings outstanding under the line of credit.
The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2009 was $282,448 with a weighted average interest rate of 1.05%. The maximum amount borrowed at any time during the six months ended June 30, 2009 was $2,441,000.
8. Capital Stock. The Fund currently offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued) (Unaudited)
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2009 and the year ended December 31, 2008 amounted to $22 and $192, respectively.
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount
	Class AAA		Class AAA
Shares sold	383,628	$5,691,940	707,973	$14,071,991
Shares issued upon reinvestment of distributions	—	—	185,164	2,751,534
Shares redeemed	(781,714)	(11,032,349)	(3,437,442)	(75,059,667)

Net decrease	(398,086)	$(5,340,409)	(2,544,305)	$(58,236,142)

	Class A		Class A
Shares sold	11,137	$167,893	21,568	$468,361
Shares issued upon reinvestment of distributions	—	—	1,057	15,710
Shares redeemed	(10,471)	(146,477)	(52,458)	(1,119,076)

Net increase/(decrease)	666	$21,416	(29,833)	$(635,005)

	Class B		Class B
Shares issued upon reinvestment of distributions	—	—	30	$432
Shares redeemed	(884)	$(11,819)	(4,803)	(101,683)

Net decrease	(884)	$(11,819)	(4,773)	$(101,251)

	Class C		Class C
Shares sold	2,516	$36,431	6,056	$128,204
Shares issued upon reinvestment of distributions	—	—	162	2,363
Shares redeemed	(4,556)	(62,216)	(51,833)	(1,065,613)

Net decrease	(2,040)	$(25,785)	(45,615)	$(935,046)

	Class I		Class I*
Shares sold	3,020	$43,260	34,897	$712,000
Shares issued upon reinvestment of distributions	—	—	410	6,084
Shares redeemed	(9,587)	(140,892)	(8,109)	(148,284)

Net increase/(decrease)	(6,567)	$(97,632)	27,198	$569,800

*	From the commencement of offering Class I Shares on January 11, 2008.

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued) (Unaudited)
9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan being developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact of all subsequent events on the Fund through August 25, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

GAMCO Global Series Funds, Inc.
The GAMCO Global Telecommunications Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA
Chairman and Chief
Executive Officer
GAMCO Investors, Inc.
E. Val Cerutti
Chief Executive Officer
Cerutti Consultants, Inc.
Anthony J. Colavita
President
Anthony J. Colavita, P.C.
Arthur V. Ferrara
Former Chairman and
Chief Executive Officer
Guardian Life Insurance
Company of America

John D. Gabelli
Senior Vice President
Gabelli & Company, Inc.
Werner J. Roeder, MD
Medical Director
Lawrence Hospital
Anthonie C. van Ekris
Chairman
BALMAC International, Inc.
Salvatore J. Zizza
Chairman
Zizza & Co., Ltd.

Officers

Bruce N. Alpert
President and Secretary
Agnes Mullady
Treasurer
Peter D. Goldstein
Chief Compliance Officer

Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB401Q209SR
The
GAMCO
Global
Telecommunications
Fund
SEMI ANNUAL REPORT
JUNE 30, 2009

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant) GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 9/1/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 9/1/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 9/1/09

*	Print the name and title of each signing officer under his or her signature.